UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2016

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT • SEPTEMBER 30, 2016

Hodges Fund

Small Cap Fund

Small Intrinsic Value Fund

Small-Mid Cap Fund

Pure Contrarian Fund

Blue Chip Equity Income Fund

www.hodgesfunds.com

Hodges Capital — Managing Equity Funds Since 1992

Table of Contents

Shareholder Letter	1
Sector Allocations	11
Expense Examples	14
Schedules of Investments	16
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	36
Notes to Financial Statements	44
Approval of Investment Advisory Agreements	56
Additional Information	59
Privacy Notice	60

Hodges Mutual Funds

September 29, 2016

Dear Shareholder:

Returns (Retail Class) as of 9/30/2016:

						Since
	6 Month	1 Year*	3 Year*	5 Year*	10 Year*	Inception*
Hodges Fund (10/9/92)	19.06%	24.47%	10.02%	18.99%	6.59%	10.13%
S&P 500 Index	6.40%	15.43%	11.16%	16.37%	7.24%	9.44%

Hodges Small Cap Fund (12/18/07)	7.24%	3.87%	3.61%	14.98%	n/a	9.09%
Russell 2000 Index	13.18%	15.47%	6.71%	15.82%	n/a	7.44%

Hodges Small Intrinsic Value Fund (12/26/13)	5.45%	5.90%	n/a	n/a	n/a	5.89%
Russell 2000 Value Index	13.55%	18.81%	n/a	n/a	n/a	4.02%

Hodges Small-Mid Fund (12/26/13)	8.47%	5.56%	n/a	n/a	n/a	4.37%
Russell 2500 Index	10.37%	14.44%	n/a	n/a	n/a	5.40%

Hodges Pure Contrarian Fund (9/10/09)	32.41%	33.57%	2.14%	12.64%	n/a	8.75%
S&P 500 Index	6.40%	15.43%	11.16%	16.37%	n/a	13.28%

Hodges Blue Chip Equity Income Fund (9/10/09)	1.29%	6.37%	7.16%	13.63%	n/a	9.88%
Russell 1000 Index	6.67%	14.93%	10.78%	16.41%	n/a	13.37%

* Average Annualized

		HDPMX	HDPSX	HDSVX	HDSMX	HDPCX	HDPBX
	Gross Expense Ratio^	1.32%	1.30%	1.43%**	1.79%**	2.48%**	1.73%**
	Net Expense Ratio^	1.32%	1.30%	1.31%**	1.41%**	1.41%**	1.30%**

^	Ratios are from the Prospectus dated July 29, 2016. Please see the Financial Highlights on pages 36-43 for the most recent expense ratios.
**
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses until at least July 31, 2017.  This figure includes Acquired Fund Fees and Expenses, and excludes interest, taxes and extraordinary expenses.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224. The Funds impose a 1.00% redemption fee on Retail Class shares held for thirty days or less. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

U.S. stocks experienced solid gains over the six months ending September 30, 2016, with the S&P 500 posting a gain of 6.40%.  Most major U.S. stock indexes were up over this period despite concerns over the pace of global growth, interest rates, volatile commodity prices, and a number of political uncertainties.  We believe higher stock prices in the recent six months reflected improving underlying economic conditions and relatively stable corporate earnings for most U.S. companies.  While financial markets may remain somewhat volatile for the foreseeable future, we have not changed our stripes and remain constructive on the current opportunities for picking individual stocks.  As fundamentals prevail, we see value and growth opportunities in many of the cyclical areas of the market such as financials, technology, energy, industrials and certain pockets of consumer discretionary, which have been held back by recent economic uncertainty.  By contrast, we see less long-term opportunities in utilities and telecom, which have benefited the most from low interest rates and a recent flight to safety.

Although this is no time to blatantly ignore macro conditions, we are also not attempting to forecast or market time interest rates, currency fluctuations, or commodity prices.  Instead, we believe this is an ideal time to scrutinize the fundamentals of individual companies.  Although not true for every company, we see many of the headwinds for earnings over the past twelve months subsiding as input costs stabilize and consumption remains in relatively good shape.  As always, we are making a conscious effort to remain objective and open-minded in our buy and sell decisions, while continuously looking for new opportunities around every corner.  Furthermore, we believe that there are many high quality companies running great businesses with excellent management teams that are still trading at bargain prices.  Within the current investing landscape, we find U.S.

Hodges Mutual Funds

equity valuations attractive with the S&P 500 as of September 30, 2016, trading at 16.6X forward earnings estimates according to FactSet.  The inverse of this multiple is an earnings yield around 6.02%, compared to the 10-year treasury yield of 1.60% at September 30, 2016.  We believe this risk premium indicates that the potential reward for holding stocks outweighs the underlying downside risk.

The research team at Hodges Capital Management has continued to rigorously gather and analyze firsthand information from a broad scope of publicly traded companies.  Here are a few worthwhile observations.  First, most domestic corporations are still generating respectable levels of profitability and experiencing modest growth despite some earnings drag from currency translation.  Second, many corporate balance sheets are generally in good shape, allowing many corporations to continue to reinvest in capital projects, make strategic acquisitions, as well as buy back shares and pay dividends.  It is also worth noting that we have seen a reduction in the number of companies going public in 2016, which according to University of Chicago’s CRSP data is the lowest since 1984.  This data also suggests that 31% of small cap stocks have reduced their shares outstanding over the past year, and that large cap companies have lowered their shares outstanding since 2011.  Furthermore, domestic equity funds have continued to experience negative outflows in recent months, while domestic bond funds have seen inflows according to EPFR/Morgan Stanley Research.  While we invest in individual companies, not stock markets, we cannot help but point out that market tops are not generally characterized by periods of fewer public offerings, reductions in the number of shares outstanding, and prolonged outflows from equity funds.  Instead, stock markets are more likely to rise under such circumstances. While not every facet of the U.S. economy appears rosy, and global economic growth appears uneven, we maintain that current conditions provide no shortage of individual stocks with good potential relative to their underlying risk.

Looking ahead, we would not be surprised to see volatility persist over the next several months.  In the midst of such volatility we have historically found bargains as we rigorously search for investments in well-run businesses that control their own destiny by relying on ingenuity and well-calculated business decisions.  Although the macro conditions impacting the market can seem overwhelming at times, we always fall back on the idea that the long-term performance of stock prices is determined by the future earnings and cash flows of each underlying business.  Stock prices over the long run are not a function of news headlines or short-term economic conditions.  Ultimately, we believe earnings power and prevailing interest rates are more important to future stock prices than political noise or monthly economic survey statistics.  In conclusion, we see this as an ideal environment for active portfolio managers to carefully select individual stocks that can generate long-term value for shareholders.

Hodges Mutual Funds

Hodges Fund (HDPMX)

The Hodges Fund’s return for the six months ending September 30, 2016 was 19.06% compared to a gain of 6.40% for the S&P 500 Index.  Positive relative performance over the past six months was attributed to individual stock selection.  Despite the headwinds surrounding many economically sensitive areas of the market, several of the Fund’s energy, technology, and material stocks experienced significant moves higher during the past six months.

The Hodges Fund remains focused on investments where we have the highest conviction.  The number of positions held in the Fund at September 30, 2016 was 62.  During the past six months, the Fund realized profits in a few stocks that appeared to offer less additional upside potential relative to their downside risk, increased the size of several positions in which we remain convicted, and entered into several new positions.  For example, the Hodges Fund harvested a portion of our profits in AH Belo Corp. (AHC) and Duluth Holdings Inc. (DLTH), while entering into new positions such as the shoe maker, Adidas AG ADR (ADDYY).  The top ten holdings at the end of September included Texas Pacific Land Trust (TPL), Matador Resources (MTDR), J.C. Penney (JCP), United States Steel (X), American Airlines (AAL), GEO Group (GEO), U.S. Concrete (USCR), EnLink Midstream (ENLC), Delta Airlines (DAL), and Adidas AG ADR (ADDYY), which represented 39.2% of the Fund’s holdings.

Hodges Fund vs S&P 500
As of 09.30.2016

Hodges Mutual Funds

Hodges Small Cap Fund (HDPSX)

During the past six months, the Hodges Small Cap Fund experienced a return of 7.24% versus 13.18% for the Russell 2000 Index.  Lagging relative performance during this six month period reflected weakness across many of the Fund’s cyclical, consumer, and material related stocks.  Disappointing relative performance also reflects the Fund’s lack of exposure to utilities and technology, which have been among the leading sectors within the Russell 2000.

The Hodges Small Cap Fund remains well diversified across industrials, transportation, financial services, and consumer-related names, which we expect could contribute to the Fund’s long-term performance. The Fund has recently taken profits in several stocks that appeared fairly valued relative to their underlying fundamentals, and established several new positions in stocks that we view as having an attractive risk/reward profile.  The total number of stocks held in the Fund at September 30, 2016 was 66 compared to 82 at the beginning of 2016.  Top ten holdings represented 26.0% of the Fund’s holdings and included Texas Pacific Land Trust (TPL), LegacyTexas Financial Group (LTXB), JC Penney Inc. (JCP), Casey’s General Stores Inc. (CASY), Fortinet (FTNT), United States Steel (X), RSP Permian (RSPP), Eagle Materials Inc. (EXP), Kapstone Paper & Packaging (KS), and Brunswick Corp. (BC).

While the nature of small cap investing can provide opportunities for active portfolio management in just about any type of market, we view the current environment as an advantageous period for active stock picking within the small cap segment of the market.  Small caps (as measured by the Russell 2000) have outperformed the broader market (as measured by the S&P 500) over the past six months, experiencing gains of 13.18% and 6.40% respectively.  Moreover, we expect small cap investing to require a greater degree of individual stock selection and are now focusing on a number of areas within the small cap universe that in many cases are underfollowed or ignored by larger institutional investors.  In the current environment, we expect merger activity to pick up as larger companies seek to grow by acquiring smaller businesses that can complement or expand their addressable markets.  For the most part, we expect this type of consolidation activity to increase over the next couple of quarters, which could help support and even expand multiples for small cap stocks that could become the acquisition targets of larger companies.

Hodges Small Cap Fund vs Russell 2000
As of 09.30.2016

Hodges Mutual Funds

Hodges Small Intrinsic Value Fund (HDSVX)

The Hodges Small Intrinsic Value Fund experienced a gain of 5.45% in the six months ending September 30, 2016 compared to a gain of 13.55% for its benchmark, the Russell 2000 Value Index.  The Fund’s lagging relative performance over the past six months was attributed to the Fund’s lack of exposure to information technology and healthcare, which were the strongest contributors to the Russell 2000 Value Index.  The Fund’s overweight exposure to a couple of out of favor industrial names also contributed to disappointing relative performance during this period. The top ten positions represented 27.8% of the Fund’s holdings and included J.C. Penney (JCP), Dycom Industries (DY), Cypress Semiconductor (CY), MarineMax Inc. (HZO), Hilltop Holdings Inc. (HTH), U.S. Concrete (USCR), Sportsman’s Warehouse (SWHC), Triumph Bancorp (TBK), LegacyTexas Financial Group (LTXB), and Primoris Services (PRIM).

Hodges Small Intrinsic Value Fund vs Russell 2000 Value
As of 09.30.2016

Hodges Mutual Funds

Hodges Small-Mid Cap Fund (HDSMX)

For the six months ending September 30, 2016, the Hodges Small-Mid Cap Fund experienced a return of 8.47% compared to a gain of 10.37% for the Russell 2500 Index.  The Fund’s lackluster relative performance was attributed to recent weakness in a handful of consumer stocks, such as Tractor Supply Company (TSCO) and Cracker Barrel Old Country Stores (CBRL).  Top ten holdings represented 42.3% of the Fund’s holdings and included Nutanix, Inc. (NTNX), WPX Energy (WPX), O’Reilly Automotive Inc. (ORLY), Callon Petroleum (CPE), Cullen/Frost Bankers (CFR), Norwegian Cruise Line Holdings Ltd. (NCLH), Tractor Supply Company (TSCO), Parsley Energy (PE), Whirlpool Corp. (WHR), and Foot Locker (FL).

Hodges Small-Mid Fund vs Russell 2500
As of 09.30.2016

Hodges Mutual Funds

Hodges Pure Contrarian Fund (HDPCX)

The Pure Contrarian Fund stands out as our best performing of the Hodges Mutual Funds over the past six months.  The Fund experienced a gain of 32.41%, which handily beat the 6.40% gain for the S&P 500 Index over the six month period ending September 30, 2016.  Improved performance over the past couple of quarters has been largely attributed to significant improvement among several out-of-favor names, many of which are highly sensitive to commodity prices.  The two largest contributors to the fund were Comstock Resources (CRK) and United States Steel (X).

Although timing a recovery in contrarian stocks can be tricky over short periods of time, we believe this strategy could be very rewarding over a long investment horizon.  We also expect this strategy to be less correlated with the broader market due to the general nature of contrarian investing. During the past six months, we continued to position the Fund in out-of-favor investment opportunities that we believe offer the best upside relative to their downside potential.  Top ten holdings included Comstock Resources (CRK), Nimble Storage (NMBL), Dixie Group (DXYN), Wells Fargo (WFC), Corrections Corp. Of America (CXW), United States Steel (X), ClubCorp Holdings (MYCC), GoPro (GPRO), Southwestern Energy (SWN), and Transocean (RIG).  The top 10 stocks in the Fund at September 30, 2016 represented 34.5% of the Fund’s holdings.

Hodges Pure Contrarian Fund vs S&P 500
As of 09.30.2016

Hodges Mutual Funds

Hodges Blue Chip Equity Income Fund (HDPBX)

The Hodges Blue Chip Equity Income Fund experienced a gain of 1.29% over the six month period ending September 30, 2016 compared to a gain of 6.67% for the Russell 1000 Index.  Lagging performance relative to the Russell 1000 Index reflected weakness among several of the Fund’s high quality growth stocks, such as Tractor Supply Company (TSCO).  Although we were disappointed with the Fund’s relative performance in the first half of the Fund’s fiscal year, we are finding plenty of attractive high quality dividend-paying stocks that may offer upside in addition to dividend income as stable corporate profits support the ability of companies to pay out dividends.  In many cases, we have found that long-term corporate bond yields are now less than the dividend yields on the underlying common stock of investment grade issuers.  The Blue Chip Equity Income Fund’s portfolio remains well diversified in companies that we believe can generate above average income and total returns on a risk adjusted basis.  Top ten holdings represented 41.7% of the Fund’s holdings and included The Home Depot, Inc. (HD), Facebook (FB), Microsoft Corporation (MSFT), General Electric Company (GE), Boeing Company (BA), Apple (AAPL), Johnson & Johnson (JNJ), Whirlpool (WHR), Continental Resources (CLR), and Procter & Gamble (PG).

Hodges Blue Chip Equity Income Fund vs Russell 1000
As of 09.30.2016

In conclusion, we remain encouraged by the long-term investment opportunities surrounding the Hodges Mutual Funds.  By offering six distinct mutual fund strategies that cover most major segments of the domestic equity market, we have the opportunity to serve the diverse needs of most financial advisors and individual investors.  Our entire investment team of portfolio managers, analysts, and traders are working diligently by studying companies, meeting with management teams, observing trends, and attempting to navigate today’s volatile financial markets.  Feel free to contact us directly if we can address any specific questions.

Sincerely,

Craig Hodges		Eric Marshall
Co-Portfolio Manager		Co-Portfolio Manager

Gary Bradshaw	Chris Terry	Derek Maupin
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

Hodges Mutual Funds

The above discussion is based on the opinions of the author, and is subject to change. It is not intended to be a forecast of future events, a guarantee of future results, and is not a recommendation to buy or sell any security. Portfolio composition and company ownership in the Hodges Funds are subject to daily change.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Hodges Funds, and it may be obtained by calling 866-811-0224, or visiting www.hodgesmutualfunds.com. Read it carefully before investing.

Mutual fund investing involves risk.  Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Investments in small and medium capitalization companies involve additional risks such as limited liquidity and greater volatility. Funds that are non-diversified are more exposed to individual stock volatility than a diversified fund.  Investments in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery, involve greater risk.

Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The Russell 1000 Index is a subset of the Russell 3000 Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks.  The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 2500 Index consists of the smallest 2,500 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 3000 Index is a stock index consisting of the 3000 largest publically listed companies, representing about 98% of the total capitalization of the entire U.S. stock market.  The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.  You cannot invest directly in an index.

Cash Flow: A revenue or expense stream that changes a cash account over a given period.

Correlation: In the finance and investment industries, correlation is a statistic that measures the degree to which two securities move in relation to each other.

Earnings Growth is not a measure of the Funds’ future performance.

Forward Earnings Yield: The same earnings per share for the projected 12-month period divided by the current market price per share.

Hodges Capital Management is the Advisor to the Hodges Funds.

Hodges Funds are distributed by Quasar Distributors LLC.

Hodges Mutual Funds

(This Page Intentionally Left Blank.)

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2016 (Unaudited)

(as a percentage of net assets)

Hodges Fund
(HDPMX & HDPIX)

*  Cash equivalents and other assets less liabilities

Hodges Small Cap Fund
(HDPSX & HDSIX)

*  Cash equivalents and other assets less liabilities

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2016 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Small Intrinsic Value Fund
(HDSVX)

*  Cash equivalents and other assets less liabilities

Hodges Small-Mid Cap Fund
(HDSMX)

*  Cash equivalents and other assets less liabilities

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2016 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Pure Contrarian Fund
(HDPCX)

*  Cash equivalents and other assets less liabilities

Hodges Blue Chip Equity Income Fund
(HDPBX)

*  Cash equivalents and other assets less liabilities

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2016 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/16 – 9/30/16).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them for the Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Institutional Classes of the Hodges Fund and Hodges Small Cap Fund. An Individual Retirement Account (“IRA”) will be charged an annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and interest expense or dividends on short positions.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/16	9/30/16	4/1/16 – 9/30/16[1]
HDPMX:
Retail Class Actual	$1,000.00	$1,190.60	$7.19
Retail Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.63

HDPIX:
Institutional Class Actual	$1,000.00	$1,192.60	$5.50
Institutional Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.05	$5.06

[1]
Expenses are equal to the Hodges Fund’s expense ratio for the most recent six-month period of 1.31% for the Retail Class shares, and 1.00% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2016 (Unaudited) (Continued)

Hodges Small Cap Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/16	9/30/16	4/1/16 – 9/30/16[2]
HDPSX:
Retail Class Actual	$1,000.00	$1,072.40	$6.75
Retail Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58

HDSIX:
Institutional Class Actual	$1,000.00	$1,074.40	$5.15
Institutional Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.10	$5.01

[2]
Expenses are equal to the Hodges Small Cap Fund’s expense ratio for the most recent six-month period of 1.30% for the Retail Class shares, and 0.99% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Small Intrinsic Value Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/16	9/30/16	4/1/16 – 9/30/16[3]
HDSVX:
Actual	$1,000.00	$1,054.50	$6.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.53

[3]
Expenses are equal to the Hodges Small Intrinsic Value Fund’s expense ratio for the most recent six-month period of 1.29% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Small-Mid Cap Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/16	9/30/16	4/1/16 – 9/30/16[4]
HDSMX:
Actual	$1,000.00	$1,084.70	$7.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08

[4]
Expenses are equal to the Hodges Small-Mid Cap Fund’s expense ratio for the most recent six-month period of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Pure Contrarian Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/16	9/30/16	4/1/16 – 9/30/16[5]
HDPCX:
Actual	$1,000.00	$1,324.10	$8.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08

[5]
Expenses are equal to the Hodges Pure Contrarian Fund’s expense ratio for the most recent six-month period of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Blue Chip Equity Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/16	9/30/16	4/1/16 – 9/30/16[6]
HDPBX:
Actual	$1,000.00	$1,012.90	$6.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58

[6]
Expenses are equal to the Hodges Blue Chip Equity Income Fund’s expense ratio for the most recent six-month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 82.2%

Air Transportation: 8.6%
300,000	American Airlines Group, Inc.	$10,983,000
230,000	Delta Air Lines, Inc.	9,052,800
150,000	Southwest Airlines Co.	5,833,500
		25,869,300
Apparel Manufacturing: 4.8%
100,000	adidas AG - ADR	8,690,000
200,000	G-III Apparel Group Ltd.*	5,830,000
		14,520,000
Basic Materials Manufacturing: 12.8%
50,000	Eagle Materials, Inc.	3,865,000
400,000	KapStone Paper & Packaging Corp.	7,568,000
647,450	TimkenSteel Corp.*	6,765,853
200,000	U.S. Concrete, Inc.*,1	9,213,000
600,000	United States Steel Corp.	11,316,000
		38,727,853
Chemical Manufacturing: 1.0%
130,000	CF Industries Holdings, Inc.	3,165,500

Computer & Electronic Products: 5.1%
150,000	Cree, Inc.*	3,858,000
262,600	GoPro, Inc.*	4,380,168
400,000	Micron Technology, Inc.*	7,112,000
		15,350,168
Construction: 2.5%
70,000	CalAtlantic Group, Inc.	2,340,800
175,000	DR Horton, Inc.	5,285,000
		7,625,800
Depository Credit Intermediation: 1.0%
65,000	Wells Fargo & Co.	2,878,200

Food & Beverage Manufacturing: 2.1%
400,000	Amplify Snack Brands, Inc.*	6,480,000

Food Services: 2.2%
1,527,974	Luby’s, Inc.*,1,2	6,555,008

Hotels, Restaurants & Leisure: 1.9%
520,000	La Quinta Holdings, Inc.*	5,813,600

Insurance Carriers: 1.2%
750,000	Genworth Financial, Inc.*	3,720,000

Internet Services: 4.9%
60,000	Facebook, Inc.*	7,696,200
400,000	Match Group, Inc.*	7,116,000
		14,812,200
Leisure: 0.2%
10,000	Royal Caribbean Cruises Ltd.	749,500

Manufacturing: 2.7%
1,639,021	The Dixie Group, Inc.*,1,2	8,195,105

Mining, Oil & Gas Extraction: 14.7%
719,220	Comstock Resources, Inc.*,1	5,494,841
550,000	EnLink Midstream, LLC	9,212,500
500,000	Freeport-McMoRan, Inc.	5,430,000
361,135	Hyperdynamics Corp.*,2	433,362
600,000	Matador Resources Co.*	14,604,000
150,000	Parsley Energy, Inc.*	5,026,500
392,900	Ring Energy, Inc.*	4,302,255
		44,503,458
Pharmaceuticals: 2.1%
350,000	Horizon Pharma PLC*	6,345,500

Publishing Industries: 0.7%
285,000	A.H. Belo Corp. - Class A2	2,094,750

Recreation: 2.2%
450,000	ClubCorp Holdings, Inc.	6,511,500

Rental & Leasing: 0.7%
25,000	United Rentals, Inc.*	1,962,250

Retail Trade: 7.4%
110,000	American Eagle Outfitters, Inc.	1,964,600
250,214	Duluth Holdings, Inc.*	6,633,173
70,000	e.l.f. Beauty, Inc.*	1,968,400
1,275,000	J.C. Penney Co., Inc.*	11,755,500
		22,321,673
Software Publishers: 1.0%
125,000	Symantec Corp.	3,137,500

Telecommunications: 0.6%
100,000	Teladoc, Inc.*	1,831,000

Transportation Equipment: 1.8%
220,000	Trinity Industries, Inc.	5,319,600

TOTAL COMMON STOCKS
(Cost $240,106,205)		248,489,465

PARTNERSHIPS & TRUSTS: 13.2%

Land Ownership & Leasing: 7.8%
100,000	Texas Pacific Land Trust	23,510,000

Real Estate Investment Trusts: 5.4%
179,176	Corrections Corporation of America	2,485,171
400,000	The GEO Group, Inc.	9,512,000
450,200	Global Medical REIT, Inc.	4,393,952
		16,391,123
TOTAL PARTNERSHIPS & TRUSTS
(Cost $17,992,627)		39,901,123

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited) (Continued)

Contracts
(100 shares per contract)		Value
CALL OPTIONS PURCHASED: 4.3%*

Aerospace & Defense: 0.3%
550	Boeing Co.
	Expiration: June 2017,
	Exercise Price: $120.00*	$884,125

Computer & Electronic Products: 1.4%
1,000	NXP Semiconductors NV
	Expiration: January 2017,
	Exercise Price: $60.00*	4,245,000

Couriers & Express Delivery Services: 0.2%
100	FedEx Corp.
	Expiration: January 2017,
	Exercise Price: $120.00*	551,500

Mining, Oil & Gas Extraction: 0.5%
225	Martin Marietta Materials, Inc.
	Expiration: October 2016,
	Exercise Price: $150.00*	667,125
200	Expiration: October 2016,
	Exercise Price: $140.00*	793,000
		1,460,125
Rail Transportation: 0.3%
300	Union Pacific Corp.
	Expiration: January 2017,
	Exercise Price: $65.00*	979,500

Retail Trade: 1.6%
850	Lululemon Athletica, Inc.
	Expiration: December 2016,
	Exercise Price: $50.00*	1,011,500
2,100	Expiration: January 2017,
	Exercise Price: $67.50*	449,400
230	Signet Jewelers Ltd.
	Expiration: January 2017,
	Exercise Price: $115.00*	6,325
475	Expiration: January 2017,
	Exercise Price: $70.00*	422,750
100	Ulta Salon Cosmetics &
	Fragrance, Inc.
	Expiration: January 2017,
	Exercise Price: $150.00*	893,000
1,300	Wal-Mart Stores, Inc.
	Expiration: January 2017,
	Exercise Price: $60.00*	1,618,500
400	Expiration: January 2018,
	Exercise Price: $60.00*	556,000
		4,957,475
TOTAL CALL OPTIONS PURCHASED
(Cost $12,869,467)		13,077,725

Shares
WARRANTS: — 0.0%[3]
108,565	Hercules Offshore, Inc.
	Expiration: November 2021,
	Exercise Price: $70.50*	0

TOTAL WARRANTS
(Cost $0)		0

SHORT-TERM INVESTMENTS: 0.5%

Money Market Funds: 0.5%
1,474,470	STIT-Treasury Portfolio -
	Institutional Class, 0.23%[4]	1,474,470

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,474,470)		1,474,470

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $272,442,769)		302,942,783
Liabilities in Excess of Other Assets: (0.2)%		(803,408)
TOTAL NET ASSETS: 100.0%		$302,139,375

ADR - American Depositary Receipt
*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940
[2]	A portion of this security is considered illiquid. As of September 30, 2016, the total market value of the investments considered illiquid was $13,528,867 or 4.5% of total net assets.
[3]	Does not round to 0.1%
[4]	Seven-day yield as of September 30, 2016

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 94.0%

Air Transportation: 4.0%
275,000	American Airlines Group, Inc.	$10,067,750
1,300,000	Controladora Vuela Cia de
	Aviacion SAB de CV - ADR*	22,607,000
1,225,000	JetBlue Airways Corp.*	21,119,000
		53,793,750
Apparel Manufacturing: 2.3%
760,000	G-III Apparel Group Ltd.*	22,154,000
200,000	Vista Outdoor, Inc.*	7,972,000
		30,126,000
Automotive Retail: 2.2%
450,000	Group 1 Automotive, Inc.	28,746,000

Basic Materials Manufacturing: 13.2%
950,000	Commercial Metals Co.	15,380,500
440,000	Eagle Materials, Inc.	34,012,000
800,000	Encore Wire Corp.[1]	29,416,000
1,675,000	KapStone Paper & Packaging Corp.	31,691,000
670,000	U.S. Concrete, Inc.*,2	30,863,550
1,810,000	United States Steel Corp.	34,136,600
		175,499,650
Broadcasting: 0.9%
1,500,000	Entravision Communications Corp.	11,445,000

Computer & Electronic Products: 5.8%
1,000,000	Cree, Inc.*	25,720,000
1,250,000	Cypress Semiconductor Corp.	15,200,000
1,000,000	Diodes, Inc.*,1	21,340,000
420,000	FARO Technologies, Inc.*	15,099,000
		77,359,000
Construction: 1.6%
1,030,000	Primoris Services Corp.	21,218,000

Depository Credit Intermediation: 6.9%
1,240,000	Hilltop Holdings, Inc.*,1	27,850,400
600,000	Independent Bank Group, Inc.[1]	26,502,000
1,175,000	LegacyTexas Financial Group, Inc.	37,165,250
		91,517,650
Electrical Equipment: 1.6%
110,000	AZZ, Inc.	7,179,700
110,000	Littelfuse, Inc.	14,169,100
		21,348,800
Food & Beverage Manufacturing: 1.1%
930,000	Amplify Snack Brands, Inc.*	15,066,000

Food Services: 3.2%
170,000	Cracker Barrel Old
	Country Store, Inc.	22,477,400
1,190,000	Luby’s, Inc.*,1,2	5,105,100
400,000	Texas Roadhouse, Inc.	15,612,000
		43,194,500
Freight Transportation: 1.3%
795,000	Marten Transport Ltd.[1]	16,695,000

Furniture Manufacturing: 1.0%
950,000	Steelcase, Inc.	13,195,500

General Manufacturing: 1.7%
580,000	Cooper Tire & Rubber Co.	22,051,600

Health Care Facilities: 1.6%
325,000	Amsurg Corp.*	21,791,250

Hotels, Restaurants & Leisure: 1.7%
2,035,000	La Quinta Holdings, Inc.*	22,751,300

Insurance: 0.8%
510,000	National General Holdings Corp.	11,342,400

Investment Management: 2.0%
2,600,000	WisdomTree Investments, Inc.	26,754,000

Machinery: 2.8%
500,000	AGCO Corp.	24,660,000
190,000	Alamo Group, Inc.	12,519,100
		37,179,100
Medical Equipment & Supplies Manufacturing: 3.2%
1,627,500	Dignitana AB*	3,338,929
425,000	Halyard Health, Inc.*	14,730,500
345,000	STERIS PLC	25,219,500
		43,288,929
Mining, Oil & Gas Extraction: 8.6%
322,000	Comstock Resources, Inc.*,2	2,460,080
203,400	Diamondback Energy, Inc.*	19,636,236
1,500,000	EnLink Midstream, LLC	25,125,000
1,000,000	Matador Resources Co.*	24,340,000
800,000	Oasis Petroleum, Inc.*	9,176,000
880,000	RSP Permian, Inc.*	34,126,400
		114,863,716
Movie Production & Theaters: 1.4%
500,000	Cinemark Holdings, Inc.	19,140,000

Oil & Gas Extraction: 1.1%
1,100,000	WPX Energy, Inc.*	14,509,000

Petroleum Products: 0.5%
704,778	Aegean Marine Petroleum
	Network, Inc.	7,047,780

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 94.0% (Continued)

Pharmaceuticals: 2.0%
1,450,000	Horizon Pharma PLC*	$26,288,500

Recreation: 3.9%
640,000	Brunswick Corp.	31,219,200
1,400,000	ClubCorp Holdings, Inc.	20,258,000
		51,477,200
Retail Trade: 8.7%
880,000	American Eagle Outfitters, Inc.	15,716,800
290,000	Casey’s General Stores, Inc.	34,843,500
4,000,000	J.C. Penney Co., Inc.*	36,880,000
450,000	Party City Holdco., Inc.*	7,704,000
800,000	Shoe Carnival, Inc.[1]	21,328,000
		116,472,300
Scientific Research & Development Services: 2.2%
360,000	Charles River Laboratories
	International, Inc.*	30,002,400

Software Publishers: 3.7%
230,000	Blackbaud, Inc.	15,258,200
930,000	Fortinet, Inc.*	34,344,900
		49,603,100
Transportation & Warehousing: 0.8%
180,000	Kirby Corp.*	11,188,800

Transportation Equipment: 2.2%
1,200,000	Trinity Industries, Inc.	29,016,000

TOTAL COMMON STOCKS
(Cost $1,150,123,848)		1,253,972,225

PARTNERSHIPS & TRUSTS: 5.7%

Land Ownership & Leasing: 2.8%
161,000	Texas Pacific Land Trust[1]	37,851,100

Real Estate Investment Trusts: 2.9%
170,000	CyrusOne, Inc.	8,086,900
2,400,000	FelCor Lodging Trust, Inc.	15,432,000
640,170	The GEO Group, Inc.	15,223,243
		38,742,143
TOTAL PARTNERSHIPS & TRUSTS
(Cost $51,219,923)		76,593,243

SHORT-TERM INVESTMENTS: 0.6%

Money Market Funds: 0.6%
7,411,674	STIT-Treasury Portfolio -
	Institutional Class, 0.23%[3]	7,411,674

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,411,674)		7,411,674

TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $1,208,755,445)		1,337,977,142
Liabilities in Excess of Other Assets: (0.3)%		(3,456,687)
TOTAL NET ASSETS: 100.0%		$1,334,520,455

ADR - American Depositary Receipt
*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of September 30, 2016, the total market value of the investments considered illiquid was $60,232,176 or 4.5% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940
[3]	Seven-day yield as of September 30, 2016

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 87.6%

Apparel Manufacturing: 1.6%
55,000	G-III Apparel Group Ltd.*	$1,603,250

Automotive Retail: 1.9%
30,000	Group 1 Automotive, Inc.	1,916,400

Basic Materials Manufacturing: 10.1%
60,000	Encore Wire Corp.	2,206,200
125,000	KapStone Paper & Packaging Corp.	2,365,000
160,000	Kornit Digital Ltd*	1,500,800
125,000	TimkenSteel Corp.*	1,306,250
60,000	U.S. Concrete, Inc.*,1	2,763,900
		10,142,150
Building Materials: 1.7%
100,000	Headwaters, Inc.*	1,692,000

Chemical Manufacturing: 1.1%
40,000	KMG Chemicals, Inc.	1,133,200

Computer & Electronic Products: 6.0%
160,000	ARI Network Services, Inc.*	710,400
250,000	Cypress Semiconductor Corp.	3,040,000
100,000	Exar Corp.*	931,000
90,000	Tower Semiconductor Ltd*	1,366,200
		6,047,600
Construction: 8.9%
30,000	Argan, Inc.	1,775,700
38,000	Dycom Industries, Inc.*	3,107,640
45,000	LGI Homes, Inc.*	1,657,800
120,000	Primoris Services Corp.	2,472,000
		9,013,140
Depository Credit Intermediation: 9.2%
35,000	Ameris Bancorp	1,223,250
130,000	Hilltop Holdings, Inc.*	2,919,800
80,000	Legacy Texas Financial Group, Inc.	2,530,400
130,000	Triumph Bancorp, Inc.*	2,579,200
		9,252,650
Employment Services: 1.5%
100,000	BG Staffing, Inc.	1,548,000

Food & Beverage Manufacturing: 1.1%
115,000	Inventure Foods, Inc.*	1,081,000

Funeral Services: 2.3%
100,000	Carriage Services, Inc.	2,365,000

Furniture Manufacturing: 1.6%
64,290	Hooker Furniture Corp.	1,574,462

Ground Transportation: 2.2%
370,000	Student Transportation, Inc.	2,216,300

Hotels, Restaurants & Leisure: 1.7%
150,000	La Quinta Holdings, Inc.*	1,677,000

Insurance: 5.7%
145,000	Hallmark Financial Services, Inc.*,2	1,492,050
50,000	Horace Mann Educators Corp.	1,832,500
220,000	State National Companies, Inc.	2,446,400
		5,770,950
Internet Services: 1.1%
120,000	Points International Ltd.*	1,071,600

Medical Equipment & Supplies Manufacturing: 0.7%
100,000	Nuvectra Corp.*	692,000

Mining, Oil & Gas Extraction: 3.7%
90,000	EnLink Midstream, LLC	1,507,500
75,000	Ring Energy, Inc.*	821,250
210,000	Synergy Resources Corp.*	1,455,300
		3,784,050
Motor Vehicle Parts Manufacturing: 2.2%
150,000	Blue Bird Corp.*	2,191,500

Movie Production & Theaters: 1.1%
30,000	Cinemark Holdings, Inc.	1,148,400

Pharmaceuticals: 0.9%
50,000	Horizon Pharma PLC*	906,500

Publishing Industries: 0.3%
41,569	A.H. Belo Corp. - Class A	305,532

Recreation: 3.6%
40,000	Brunswick Corp.	1,951,200
120,000	ClubCorp Holdings, Inc.	1,736,400
		3,687,600
Retail Trade: 14.8%
56,000	American Eagle Outfitters, Inc.	1,000,160
125,000	Build-A-Bear Workshop, Inc.*	1,295,000
120,000	Crown Crafts, Inc.[2]	1,213,200
50,000	EZCORP, Inc.*	553,000
40,000	The Finish Line, Inc.	923,200
350,000	J.C. Penney Co., Inc.*	3,227,000
140,000	MarineMax, Inc.*	2,933,000
45,000	Shoe Carnival, Inc.	1,199,700
250,000	Sportsman’s Warehouse
	Holdings, Inc.*	2,630,000
		14,974,260
Transportation Equipment: 2.2%
90,000	Trinity Industries, Inc.	2,176,200

Wholesalers: 0.4%
35,121	Titan Machinery, Inc.*	365,259

TOTAL COMMON STOCKS
(Cost $84,119,785)		88,336,003

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited) (Continued)

Shares		Value
PARTNERSHIPS & TRUSTS: 4.5%

Real Estate Investment Trusts: 4.5%
100,000	Capstead Mortgage Corp.	$943,000
70,000	The GEO Group, Inc.	1,664,600
40,000	Ryman Hospitality Properties, Inc.	1,926,400
		4,534,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $4,756,290)		4,534,000

SHORT-TERM INVESTMENTS: 8.7%

Money Market Funds: 8.7%
8,721,081	STIT-Treasury Portfolio -
	Institutional Class, 0.23%[3]	8,721,081

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,721,081)		8,721,081

TOTAL INVESTMENTS IN SECURITIES: 100.8%
(Cost $97,597,156)		101,591,084
Liabilities in Excess of Other Assets: (0.8)%		(776,856)
TOTAL NET ASSETS: 100.0%		$100,814,228

*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940
[2]	A portion of this security is considered illiquid. As of September 30, 2016, the total market value of the investments considered illiquid was $905,739 or 0.9% of total net assets.
[3]	Seven-day yield as of September 30, 2016

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 96.6%

Air Transportation: 3.4%
9,000	Alaska Air Group, Inc.	$592,740

Automotive Retail: 3.3%
6,000	Copart, Inc.*	321,360
4,000	Group 1 Automotive, Inc.	255,520
		576,880
Basic Materials Manufacturing: 5.3%
6,000	Eagle Materials, Inc.	463,800
25,000	KapStone Paper & Packaging Corp.	473,000
		936,800
Building Materials: 2.1%
7,000	Owens Corning	373,730

Chemical Manufacturing: 2.1%
15,000	CF Industries Holdings, Inc.	365,250

Computer & Electronic Products: 0.7%
10,000	Cypress Semiconductor Corp.	121,600

Construction: 2.6%
15,000	DR Horton, Inc.	453,000

Depository Credit Intermediation: 5.7%
6,000	Comerica, Inc.	283,920
10,000	Cullen/Frost Bankers, Inc.	719,400
		1,003,320
Food Services: 3.0%
4,000	Cracker Barrel Old Country Store, Inc.	528,880

Household Goods: 3.7%
4,000	Whirlpool Corp.	648,640

Internet Services: 2.9%
8,000	TripAdvisor, Inc.*	505,440

Leisure: 3.9%
18,000	Norwegian Cruise Line Holdings Ltd.*	678,600

Machinery: 2.8%
4,000	Middleby Corp.*	494,480

Mining, Oil & Gas Extraction: 8.3%
50,000	Callon Petroleum Co.*	785,000
20,000	Parsley Energy, Inc.*	670,200
		1,455,200
Motor Vehicle Parts Manufacturing: 3.0%
15,000	LKQ Corp.*	531,900

Movie Production & Theaters: 2.2%
10,000	Cinemark Holdings, Inc.	382,800

Oil & Gas Extraction: 5.2%
70,000	WPX Energy, Inc.*	923,300

Pharmaceuticals: 2.6%
25,000	Horizon Pharma PLC*	453,250

Recreation: 2.2%
8,000	Brunswick Corp.	390,240

Rental & Leasing: 3.1%
7,000	United Rentals, Inc.*	549,430

Retail Trade: 18.3%
6,000	Burlington Stores, Inc.*	486,120
5,000	Casey’s General Stores, Inc.	600,750
9,000	Foot Locker, Inc.	609,480
3,000	O’Reilly Automotive, Inc.*	840,330
10,000	Tractor Supply Co.	673,500
		3,210,180
Software Publishers: 8.6%
10,000	Fortinet, Inc.*	369,300
31,000	NUTANIX, Inc.*	1,147,000
		1,516,300
Transportation & Warehousing: 1.6%
4,500	Kirby Corp.*	279,720

TOTAL COMMON STOCKS
(Cost $15,441,435)		16,971,680

PARTNERSHIPS & TRUSTS: 2.0%

Real Estate Investment Trusts: 2.0%
15,000	The GEO Group, Inc.	356,700

TOTAL PARTNERSHIPS & TRUSTS
(Cost $270,300)		356,700

SHORT-TERM INVESTMENTS: 1.3%

Money Market Funds: 1.3%
233,261	STIT-Treasury Portfolio -
	Institutional Class, 0.23%[1]	233,261

TOTAL SHORT-TERM INVESTMENTS
(Cost $233,261)		233,261

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $15,944,996)		17,561,641
Other Assets in Excess of Liabilities: 0.1%		11,738
TOTAL NET ASSETS: 100.0%		$17,573,379

*	Non-income producing security
[1]	Seven-day yield as of September 30, 2016

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 79.1%

Air Transportation: 2.4%
8,000	Delta Air Lines, Inc.	$314,880

Basic Materials Manufacturing: 11.8%
20,000	Commercial Metals Co.	323,800
20,000	KapStone Paper & Packaging Corp.	378,400
8,000	U.S. Silica Holdings, Inc.	372,480
25,000	United States Steel Corp.	471,500
		1,546,180
Broadcasting: 1.6%
50,000	Sirius XM Holdings, Inc.*	208,500

Chemical Manufacturing: 4.4%
13,000	CF Industries Holdings, Inc.	316,550
11,000	The Mosaic Co.	269,060
		585,610
Computer & Electronic Products: 9.2%
25,000	GoPro, Inc.*	417,000
230,000	Intrusion, Inc.*,1	48,300
70,000	Nimble Storage, Inc.*	618,100
5,000	Stratasys Ltd.*	120,450
		1,203,850
Depository Credit Intermediation: 5.4%
4,000	Texas Capital Bancshares, Inc.*	219,680
11,000	Wells Fargo & Co.	487,080
		706,760
Food Services: 2.1%
65,000	Luby’s, Inc.*,2	278,850

Hotels, Restaurants & Leisure: 1.5%
18,000	La Quinta Holdings, Inc.*	201,240

Insurance Carriers: 2.1%
55,000	Genworth Financial, Inc.*	272,800

Internet Services: 4.0%
20,000	Etsy, Inc.*	285,600
22,000	Gogo, Inc.*	242,880
		528,480
Manufacturing: 4.2%
111,022	The Dixie Group, Inc.*,2	555,110

Mining, Oil & Gas Extraction: 16.1%
55,000	Cliffs Natural Resources, Inc.*	321,750
83,100	Comstock Resources, Inc.*,2	634,884
20,000	EnLink Midstream, LLC	335,000
30,000	Southwestern Energy Co.*	415,200
38,000	Transocean Ltd.*	405,080
		2,111,914
Pharmaceuticals: 3.2%
2,000	Mallinckrodt PLC*	139,560
7,500	Mylan NV*	285,900
		425,460
Publishing Industries: 3.1%
55,000	A.H. Belo Corp. - Class A	404,250

Recreation: 3.3%
30,000	ClubCorp Holdings, Inc.	434,100

Retail Trade: 3.2%
20,000	J.C. Penney Co., Inc.*	184,400
12,000	Lumber Liquidators Holdings, Inc.*	236,040
		420,440
Transportation Equipment: 1.5%
8,000	Trinity Industries, Inc.	193,440

TOTAL COMMON STOCKS
(Cost $9,292,035)		10,391,864

PARTNERSHIPS & TRUSTS: 5.0%

Land Ownership & Leasing: 1.4%
20,000	Mesabi Trust	185,000

Real Estate Investment Trusts: 3.6%
34,000	Corrections Corporation of America	471,580

TOTAL PARTNERSHIPS & TRUSTS
(Cost $606,653)		656,580

Contracts
(100 shares per contract)
CALL OPTIONS PURCHASED: 0.3%*

Full-Service Restaurants: 0.3%
3	Chipotle Mexican Grill, Inc.
	Expiration: January 20, 2017,
	Exercise Price: $370.000*	19,185
3	Expiration: January 19, 2018,
	Exercise Price: $380.000*	26,070
		45,255
TOTAL CALL OPTIONS PURCHASED
(Cost $51,009)		45,255

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited) (Continued)

Shares	Value
SHORT-TERM INVESTMENTS: 23.8%

Money Market Funds: 23.8%
3,124,000	STIT-Treasury Portfolio -
Institutional Class, 0.23%[3]	$3,124,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,124,000)	3,124,000

TOTAL INVESTMENTS IN SECURITIES: 108.2%
(Cost $13,073,697)	14,217,699
Liabilities in Excess of Other Assets: (8.2)%	(1,073,955)
TOTAL NET ASSETS: 100.0%	$13,143,744

*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of September 30, 2016, the total market value of the investment considered illiquid was $45,624 or 0.3% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940
[3]	Seven-day yield as of September 30, 2016

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 97.4%

Aerospace & Defense: 4.1%
7,000	The Boeing Co.	$922,180

Air Transportation: 2.6%
15,000	Southwest Airlines Co.	583,350

Apparel Manufacturing: 4.1%
10,000	NIKE, Inc.	526,500
5,500	Under Armour, Inc. - Class A*	212,740
5,539	Under Armour, Inc. - Class C*	187,551
		926,791
Computer & Electronic Products: 6.7%
8,000	Apple, Inc.	904,400
6,000	NXP Semiconductors NV*	612,060
		1,516,460
Conglomerates: 4.2%
32,000	General Electric Co.	947,840

Consumer, Non-Durable: 3.4%
8,500	Procter & Gamble Co.	762,875

Depository Credit Intermediation: 4.7%
10,000	Cullen/Frost Bankers, Inc.	719,400
8,000	Wells Fargo & Co.	354,240
		1,073,640
Food & Beverage Products: 2.4%
5,000	PepsiCo, Inc.	543,850

Food Services: 2.6%
4,500	Cracker Barrel Old
	Country Store, Inc.	594,990

Household Goods: 3.6%
5,000	Whirlpool Corp.	810,800

Internet Services: 7.9%
800	Alphabet, Inc. - Class A*	643,248
9,000	Facebook, Inc.*	1,154,430
		1,797,678
Leisure: 3.3%
10,000	Royal Caribbean Cruises Ltd.	749,500

Mining, Oil & Gas Extraction: 9.1%
15,000	Continental Resources, Inc.*	779,400
45,000	EnLink Midstream, LLC	753,750
3,000	Martin Marietta Materials, Inc.	537,330
		2,070,480
Non-Depository Credit Intermediation: 2.9%
8,000	Visa, Inc.	661,600

Petroleum Products: 5.2%
4,000	Chevron Corp.	411,680
6,000	Exxon Mobil Corp.	523,680
10,000	HollyFrontier Corp.	245,000
		1,180,360
Pharmaceuticals: 13.0%
12,000	AbbVie, Inc.	756,840
7,500	Eli Lilly & Co.	601,950
9,000	Gilead Sciences, Inc.	712,080
7,500	Johnson & Johnson	885,975
		2,956,845
Retail Trade: 7.4%
3,500	Costco Wholesale Corp.	533,785
9,000	The Home Depot, Inc.	1,158,120
		1,691,905
Software Publishers: 4.8%
19,000	Microsoft Corp.	1,094,400

Telecommunications: 5.4%
15,000	AT&T, Inc.	609,150
12,000	Verizon Communications, Inc.	623,760
		1,232,910
TOTAL COMMON STOCKS
(Cost $18,413,085)		22,118,454

PARTNERSHIPS & TRUSTS: 1.1%

Real Estate Investment Trusts: 1.1%
10,000	The GEO Group, Inc.	237,800
TOTAL PARTNERSHIPS & TRUSTS
(Cost $282,127)		237,800

SHORT-TERM INVESTMENTS: 1.0%

Money Market Funds: 1.0%
237,166	STIT-Treasury Portfolio -
	Institutional Class, 0.23%[1]	237,166

TOTAL SHORT-TERM INVESTMENT TRUSTS
(Cost $237,166)		237,166

TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $18,932,378)		22,593,420
Other Assets in Excess of Liabilities: 0.5%		121,062
TOTAL NET ASSETS: 100.0%		$22,714,482

*	Non-income producing security
[1]	Seven-day yield as of September 30, 2016

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2016 (Unaudited)

			Hodges Small
		Hodges Small	Intrinsic
	Hodges Fund	Cap Fund	Value Fund

ASSETS
Investments in unaffiliated securities, at value
(Cost $225,912,605, $1,173,556,362, and $94,769,193, respectively)	$273,484,829	$1,299,548,412	$98,827,184
Investments in securities of affiliated issuers, at value
(Cost $46,530,164, $35,199,083, and $2,827,963, respectively)	29,457,954	38,428,730	2,763,900
Total investments, at value
(Cost $272,442,769, $1,208,755,445, and $97,597,156, respectively)	302,942,783	1,337,977,142	101,591,084
Receivables:
Investment securities sold	635,091	16,726,181	512,341
Fund shares sold	953,237	1,224,377	29,950
Dividends and interest	246,631	579,761	142,465
Prepaid expenses	45,311	82,887	28,768
Total assets	304,823,053	1,356,590,348	102,304,608

LIABILITIES
Payables:
Investment securities purchased	1,975,876	18,183,263	1,266,646
Fund shares redeemed	252,631	1,816,027	49,255
Investment advisory fees, net	201,040	939,890	61,118
Administrative fees	14,327	95,362	6,096
Custody fees	3,363	17,990	1,862
Distribution fees	160,254	538,514	58,013
Fund accounting fees	5,986	44,425	2,687
Transfer agent fees	35,351	275,610	27,973
Chief Compliance Officer fees	1,181	1,179	1,177
Trustee fees	3,253	11,506	2,521
Other accrued expenses	30,416	146,127	13,032
Total liabilities	2,683,678	22,069,893	1,490,380
NET ASSETS	$302,139,375	$1,334,520,455	$100,814,228

COMPONENTS OF NET ASSETS
Paid-in capital	$286,378,124	$1,200,082,798	$104,415,463
Undistributed (accumulated) net investment income (loss)	(634,886)	2,418,253	(8,677)
Accumulated net realized gain (loss) on investments	(14,103,877)	2,797,707	(7,586,486)
Net unrealized appreciation on investments	30,500,014	129,221,697	3,993,928
Net assets	$302,139,375	$1,334,520,455	$100,814,228

COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Retail Shares:
Net assets	$293,066,930	$906,840,928	$100,814,228
Shares of beneficial interest issued and outstanding	6,900,505	48,979,111	8,683,466
Net asset value, offering and redemption price per share	$42.47	$18.51	$11.61

Net Asset Value (unlimited shares authorized)
Institutional Shares:
Net assets	$9,072,445	$427,679,527
Shares of beneficial interest issued and outstanding	210,799	22,443,475
Net asset value, offering and redemption price per share	$43.04	$19.06

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2016 (Unaudited) (Continued)

	Hodges		Hodges Blue
	Small-Mid	Hodges Pure	Chip Equity
	Cap Fund	Contrarian Fund	Income Fund

ASSETS
Investments in unaffiliated securities, at value
(Cost $15,944,996, $11,698,042, and $18,932,378, respectively)	$17,561,641	$12,748,855	$22,593,420
Investments in securities of affiliated issuers, at value
(Cost $—, $1,375,655, and $—, respectively)	—	1,468,844	—
Total investments, at value
(Cost $15,944,996, $13,073,697 and $18,932,378, respectively)	17,561,641	14,217,699	22,593,420
Receivables:
Investment securities sold	1,470,866	—	621,690
Fund shares sold	968	31,858	138,339
Dividends and interest	4,841	13,781	13,476
Prepaid expenses	17,950	23,880	30,766
Total assets	19,056,266	14,287,218	23,397,691

LIABILITIES
Payables:
Investment securities purchased	1,438,249	1,116,578	609,958
Fund shares redeemed	2,276	—	16,866
Investment advisory fees, net	4,881	1,723	9,426
Administrative fees	951	407	1,837
Custody fees	1,084	940	1,069
Distribution to shareholders	—	—	4,706
Distribution fees	9,682	5,305	14,157
Fund accounting fees	1,085	478	999
Transfer agent fees	9,281	3,127	8,662
Chief Compliance Officer fees	1,177	1,177	1,167
Trustee fees	2,191	2,170	3,425
Other accrued expenses	12,030	11,569	10,937
Total liabilities	1,482,887	1,143,474	683,209
NET ASSETS	$17,573,379	$13,143,744	$22,714,482

COMPONENTS OF NET ASSETS
Paid-in capital	$16,898,719	$12,698,576	$18,910,496
Accumulated net investment loss	(32,846)	(4,248)	(5,610)
Undistributed (accumulated) net realized gain (loss) on investments	(909,139)	(694,586)	148,554
Net unrealized appreciation on investments	1,616,645	1,144,002	3,661,042
Net assets	$17,573,379	$13,143,744	$22,714,482

COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Retail Shares:
Net assets	$17,573,379	$13,143,744	$22,714,482
Shares of beneficial interest issued and outstanding	1,551,015	1,021,358	1,599,524
Net asset value, offering and redemption price per share	$11.33	$12.87	$14.20

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2016 (Unaudited)

			Hodges Small
		Hodges Small	Intrinsic
	Hodges Fund	Cap Fund	Value Fund

INVESTMENT INCOME
Dividends from unaffiliated investments (net of $16,682, $—, and $8,801
foreign withholding tax, respectively)	$1,098,423	$11,088,341	$619,676
Dividends from affiliated investments	78,544	133,000	8,750
Interest	5,531	7,774	7,469
Total investment income	1,182,498	11,229,115	635,895

EXPENSES
Investment advisory fees	1,028,795	6,111,307	411,756
Distribution fees - Retail Shares	293,061	1,260,794	121,105
Transfer agent fees - Retail Shares	108,971	567,977	70,374
Transfer agent fees - Institutional Shares	1,493	114,448	—
Administration fees	36,310	215,512	14,533
Registration fees	20,553	58,550	17,786
Reports to shareholders	17,385	121,441	6,610
Fund accounting fees	15,154	104,092	8,252
Audit fees	12,489	13,756	12,151
Trustee fees	7,685	21,247	6,706
Custody fees	7,068	33,512	4,902
Interest expense	6,415	41,129	63
Miscellaneous expenses	5,638	27,938	2,943
Chief Compliance Officer fees	3,512	3,509	3,508
Legal fees	2,279	2,319	2,328
Insurance expense	1,257	2,949	1,085
Total expenses	1,568,065	8,700,480	684,102
Less: fees waived	—	—	(59,201)
Net expenses	1,568,065	8,700,480	624,901
Net investment income (loss)	(385,567)	2,528,635	10,994

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on unaffiliated investments	10,829,507	27,289,427	(1,055,357)
Net realized gain on affiliated investments	5,574,642	11,489,711	586,709
Change in net unrealized appreciation/depreciation on investments	26,161,141	60,248,875	5,693,520
Net realized and unrealized gain	42,565,290	99,028,013	5,224,872
Net increase in net assets resulting from operations	$42,179,723	$101,556,648	$5,235,866

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2016 (Unaudited) (Continued)

	Hodges		Hodges Blue
	Small-Mid	Hodges Pure	Chip Equity
	Cap Fund	Contrarian Fund	Income Fund

INVESTMENT INCOME
Dividends from unaffiliated investments	$91,865	$47,726	$321,646
Dividends from affiliated investments	—	9,616	—
Interest	460	751	148
Total investment income	92,325	58,093	321,794

EXPENSES
Investment advisory fees	74,300	32,545	84,567
Distribution fees	21,853	9,572	32,526
Transfer agent fees	19,283	9,878	10,704
Registration fees	12,332	8,675	11,158
Audit fees	12,151	12,151	12,150
Trustee fees	5,836	5,768	5,061
Chief Compliance Officer fees	3,508	3,508	3,517
Custody fees	2,720	2,926	2,478
Administration fees	2,622	1,149	3,900
Fund accounting fees	2,424	1,202	2,773
Legal fees	2,332	2,348	1,982
Reports to shareholders	2,323	1,499	2,182
Miscellaneous expenses	2,126	2,037	2,669
Insurance expense	982	971	2,336
Interest expense	177	56	491
Total expenses	164,969	94,285	178,494
Less: fees waived and expenses absorbed	(42,593)	(40,683)	(9,360)
Net expenses	122,376	53,602	169,134
Net investment income (loss)	(30,051)	4,491	152,660

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on unaffiliated investments	(380,183)	124,427	366,346
Net realized gain (loss) on affiliated investments	—	(453,047)	368,783
Change in net unrealized appreciation/depreciation on investments	2,339,326	2,452,242	(454,897)
Net realized and unrealized gain	1,959,143	2,123,622	280,232
Net increase in net assets resulting from operations	$1,929,092	$2,128,113	$432,892

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(385,567)	$(1,434,101)
Net realized gain on unaffiliated investments	10,829,507	2,091,832
Net realized gain on affiliated investments	5,574,642	13,251,408
Net increase from payments by affiliates on the disposal of
investments in violation of restrictions	—	355,639
Net realized loss on written options	—	(457,454)
Change in net unrealized appreciation/depreciation on investments	26,161,141	(40,776,010)
Net increase (decrease) in net assets resulting from operations	42,179,723	(26,968,686)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail Shares	—	(2,262,859)
Institutional Shares	—	(134,129)
Total distributions to shareholders	—	(2,396,988)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change
in outstanding shares - Retail Shares(1)	41,430,002	(92,483,277)
Increase (decrease) in net assets derived from net change
in outstanding shares - Institutional Shares(1)	97,341	(915,685)
Total increase (decrease) in net assets from capital share transactions	41,527,343	(93,398,962)
Total increase (decrease) in net assets	83,707,066	(122,764,636)

NET ASSETS
Beginning of period/year	218,432,309	341,196,945
End of period/year	$302,139,375	$218,432,309
Accumulated net investment loss	$(634,886)	$(249,319)

(1)	Summary of capital share transactions is as follows:

		Six Months Ended
		September 30, 2016		Year Ended
		(Unaudited)		March 31, 2016
		Shares	Value	Shares	Value
	Retail Shares
	Shares sold	1,688,912	$68,213,814	743,362	$28,075,561
	Shares issued in reinvestment of distributions	—	—	63,237	2,222,771
	Shares redeemed(2)	(696,996)	(26,783,812)	(3,403,888)	(122,781,609)
	Net increase (decrease)	991,916	$41,430,002	(2,597,289)	$(92,483,277)

(2)	Net of redemption fees of $10,685 and $4,587, respectively

	Institutional Shares
	Shares sold	56,843	$2,304,577	96,414	$3,814,087
	Shares issued in reinvestment of distributions	—	—	3,718	132,078
	Shares redeemed(3)	(57,784)	(2,207,236)	(132,256)	(4,861,850)
	Net increase (decrease)	(941)	$97,341	(32,124)	$(915,685)

(3)	Net of redemption fees of $670 and $502, respectively

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$2,528,635	$(5,023,134)
Net realized gain (loss) on unaffiliated investments	27,289,427	(31,700,084)
Net realized gain (loss) on affiliated investments	11,489,711	(4,076,113)
Net realized gain on written options	—	179,295
Change in net unrealized appreciation/depreciation on investments	60,248,875	(294,177,497)
Change in net unrealized appreciation/depreciation on options written	—	(113,313)
Net increase (decrease) in net assets resulting from operations	101,556,648	(334,910,846)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Retail Shares	—	(4,640,388)
Institutional Shares	—	(1,564,972)
Total distributions to shareholders	—	(6,205,360)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net change in outstanding shares - Retail Shares(1)	(264,734,954)	(267,611,840)
Increase (decrease) in net assets derived from net change
in outstanding shares - Institutional Shares(1)	(28,348,970)	62,368,546
Total decrease in net assets from capital share transactions	(293,083,924)	(205,243,294)
Total decrease in net assets	(191,527,276)	(546,359,500)

NET ASSETS
Beginning of period/year	1,526,047,731	2,072,407,231
End of period/year	$1,334,520,455	$1,526,047,731
Undistributed (accumulated) net investment income (loss)	$2,418,253	$(110,382)

(1)	Summary of capital share transactions is as follows:
		Six Months Ended
		September 30, 2016		Year Ended
		(Unaudited)		March 31, 2016
		Shares	Value	Shares	Value
	Retail Shares
	Shares sold	2,892,698	$51,624,767	21,419,551	$409,225,242
	Shares issued in reinvestment of distributions	—	—	241,221	4,450,527
	Shares redeemed(2)	(17,667,696)	(316,359,721)	(37,467,453)	(681,287,609)
	Net decrease	(14,774,998)	$(264,734,954)	(15,806,681)	$(267,611,840)

(2)	Net of redemption fees of $7,189 and $36,293, respectively

	Institutional Shares
	Shares sold	2,272,597	$41,435,691	12,296,934	$239,128,470
	Shares issued in reinvestment of distributions	—	—	78,953	1,495,364
	Shares redeemed(3)	(3,793,298)	(69,784,661)	(9,759,061)	(178,255,288)
	Net increase (decrease)	(1,520,701)	$(28,348,970)	2,616,826	$62,368,546

(3)	Net of redemption fees of $4,121 and $27,139, respectively

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$10,994	$(158,920)
Net realized loss on unaffiliated investments	(1,055,357)	(6,585,242)
Net realized gain (loss) on affiliated investments	586,709	(469,975)
Change in net unrealized appreciation/depreciation on investment	5,693,520	(4,864,816)
Net increase (decrease) in net assets resulting from operations	5,235,866	(12,078,953)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(122,237)
From net realized gain	—	(665,635)
Total distributions to shareholders	—	(787,872)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change in outstanding shares(1)	(916,358)	80,143,911
Total increase in net assets	4,319,508	67,277,086

NET ASSETS
Beginning of period/year	96,494,720	29,217,634
End of period/year	$100,814,228	$96,494,720
Accumulated net investment loss	$(8,677)	$(19,671)

(1)	Summary of capital share transactions is as follows:
		Six Months Ended
		September 30, 2016		Year Ended
		(Unaudited)		March 31, 2016
		Shares	Value	Shares	Value
	Shares sold	1,227,156	$13,489,395	8,625,026	$104,529,493
	Shares issued in reinvestment of distributions	—	—	62,800	703,986
	Shares redeemed(2)	(1,307,707)	(14,405,753)	(2,277,816)	(25,089,568)
	Net increase (decrease)	(80,551)	$(916,358)	6,410,010	$80,143,911

(2)	Net of redemption fees of $288 and $3,247, respectively

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(30,051)	$(71,026)
Net realized gain (loss) on unaffiliated investments	(380,183)	101,780
Net realized gain on affiliated investments	—	93,482
Change in net unrealized appreciation/depreciation on investment	2,339,326	(2,139,884)
Net increase (decrease) in net assets resulting from operations	1,929,092	(2,015,648)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(78,682)
From net realized gain	—	(336,399)
Total distributions to shareholders	—	(415,081)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change in outstanding shares(1)	(2,123,294)	5,777,572
Total increase (decrease) in net assets	(194,202)	3,346,843

NET ASSETS
Beginning of period/year	17,767,581	14,420,738
End of period/year	$17,573,379	$17,767,581
Accumulated net investment loss	$(32,846)	$(2,795)

(1)	Summary of capital share transactions is as follows:
		Six Months Ended
		September 30, 2016		Year Ended
		(Unaudited)		March 31, 2016
		Shares	Value	Shares	Value
	Shares sold	45,182	$476,247	779,131	$8,656,644
	Shares issued in reinvestment of distributions	—	—	38,462	411,933
	Shares redeemed(2)	(245,644)	(2,599,541)	(321,038)	(3,291,005)
	Net increase (decrease)	(200,462)	$(2,123,294)	496,555	$5,777,572

(2)	Net of redemption fees of $4 and $1,082, respectively

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$4,491	$(48,450)
Net realized gain (loss) on unaffiliated investments	124,427	(259,248)
Net realized gain (loss) on affiliated investments	(453,047)	5,987
Change in net unrealized appreciation/depreciation on investments	2,452,242	(1,518,623)
Net increase (decrease) in net assets resulting from operations	2,128,113	(1,820,334)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(140,190)
From net realized gain	—	(48,810)
Total distributions to shareholders	—	(189,000)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change in outstanding shares(1)	4,415,379	(510,145)
Total increase (decrease) in net assets	6,543,492	(2,519,479)

NET ASSETS
Beginning of period/year	6,600,252	9,119,731
End of period/year	$13,143,744	$6,600,252
Accumulated net investment loss	$(4,248)	$(8,739)

(1)	Summary of capital share transactions is as follows:
		Six Months Ended
		September 30, 2016		Year Ended
		(Unaudited)		March 31, 2016
		Shares	Value	Shares	Value
	Shares sold	490,926	$5,999,377	90,654	$886,334
	Shares issued in reinvestment of distributions	—	—	21,792	188,283
	Shares redeemed(2)	(148,853)	(1,583,998)	(157,761)	(1,584,762)
	Net increase (decrease)	342,073	$4,415,379	(45,315)	$(510,145)

(2)	Net of redemption fees of $707 and $108, respectively

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(Unaudited)	March 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$152,660	$13,433
Net realized gain on unaffiliated investments	366,346	704,782
Net realized gain on affiliated investments	368,783	174,302
Change in net unrealized appreciation/depreciation on investments	(454,897)	(1,255,295)
Net increase (decrease) in net assets resulting from operations	432,892	(362,778)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(174,570)	(12,217)
From net realized gain	—	(933,572)
Total distributions to shareholders	(174,570)	(945,789)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change in outstanding shares(1)	(4,464,088)	14,138,005
Total increase (decrease) in net assets	(4,205,766)	12,829,438

NET ASSETS
Beginning of period/year	26,920,248	14,090,810
End of period/year	$22,714,482	$26,920,248
Undistributed (accumulated) net investment income (loss)	$(5,610)	$16,300

(1)	Summary of capital share transactions is as follows:
		Six Months Ended
		September 30, 2016		Year Ended
		(Unaudited)		March 31, 2016
		Shares	Value	Shares	Value
	Shares sold	61,020	$868,862	87,672	$1,328,114
	Shares issued in reinvestment of distributions	11,669	166,039	64,079	924,656
	Shares redeemed(2)	(379,938)	(5,498,989)	(192,125)	(2,853,367)
	Shares issued in connection with the reorganization	—	—	1,041,708	14,738,602
	Net increase (decrease)	(307,249)	$(4,464,088)	1,001,334	$14,138,005

(2)	Net of redemption fees of $20 and $102, respectively

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL SHARES
	Six Months
	Ended
	September 30,		Year Ended March 31,
	2016
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period/year	$35.68		$38.98	$37.65	$26.72	$21.64	$23.51

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.06)		(0.20)	0.24	(0.14)	0.06	(0.10)
Net realized and unrealized
gain (loss) on investments	6.85		(2.80)	1.09	11.09	5.02	(1.77)
Total from investment operations	6.79		(3.00)	1.33	10.95	5.08	(1.87)

LESS DISTRIBUTIONS:
From net investment income	—		(0.35)	—	(0.03)	—	—
Total distributions	—		(0.35)	—	(0.03)	—	—
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.01	0.00 **	0.00 **
Reimbursement by Advisor	—		0.05	—	—	—	—
Net asset value, end of period/year	$42.47		$35.68	$38.98	$37.65	$26.72	$21.64
Total return	19.06	%^	(7.58)%[1]	3.53%	41.04%	23.48%	(7.95)%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$293.1		$210.8	$331.6	$410.2	$141.9	$147.7
Portfolio turnover rate	62	%^	79%	89%	105%	60%	51%

RATIOS:
Ratio of expenses to average net assets	1.31	%+	1.32%	1.31%	1.34%	1.43%	1.49%
Ratio of net investment income (loss)
to average net assets	(0.33	)%+	(0.54)%	0.63%	(0.43)%	0.28%	(0.45)%

*	Calculated using the average shares outstanding method
**	Does not round to $0.01
^	Not annualized
+	Annualized
[1]	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.13% to this return.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL SHARES
	Six Months
	Ended
	September 30,		Year Ended March 31,
	2016
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period/year	$36.09		$39.55	$38.03	$26.95	$21.81	$23.63

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.01)		(0.08)	0.22	(0.06)	0.20	(0.02)
Net realized and unrealized
gain (loss) on investments	6.96		(2.86)	1.23	11.21	4.94	(1.80)
Total from investment operations	6.95		(2.94)	1.45	11.15	5.14	(1.82)

LESS DISTRIBUTIONS:
From net investment income	—		(0.57)	—	(0.07)	—	—
Total distributions	—		(0.57)	—	(0.07)	—	—
Paid-in capital from redemption	0.00	**	0.00 **	0.07	—	—	—
Reimbursement by Advisor	—		0.05	—	—	—	—
Net asset value, end of period/year	$43.04		$36.09	$39.55	$38.03	$26.95	$21.81
Total return	19.26	%^	(7.29)%[1]	4.00%	41.38%	23.57%	(7.70)%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$9.1		$7.6	$9.6	$6.7	$0.1	$1.1
Portfolio turnover rate	62	%^	79%	89%	105%	60%	51%

RATIOS:
Ratio of expenses to average net assets	1.00	%+	1.00%	0.98%	1.01%	1.14%	1.18%
Ratio of net investment income (loss)
to average net assets	(0.03	)%+	(0.22)%	0.55%	(0.17)%	0.95%	(0.09)%

*	Calculated using the average shares outstanding method
**	Does not round to $0.01
^	Not annualized
+	Annualized
[1]	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.13% to this return.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL SHARES
	Six Months
	Ended
	September 30,		Year Ended March 31,
	2016
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period/year	$17.27		$20.43	$19.03	$15.16	$12.95	$12.58

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	0.02		(0.07)	(0.07)	(0.11)	0.02	(0.11)
Net realized and unrealized
gain (loss) on investments	1.22		(3.03)	1.72	4.50	2.55	1.14
Total from investment operations	1.24		(3.10)	1.65	4.39	2.57	1.03

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.03)	—
From net realized gain	—		(0.06)	(0.25)	(0.52)	(0.33)	(0.66)
Total distributions	—		(0.06)	(0.25)	(0.52)	(0.36)	(0.66)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$18.51		$17.27	$20.43	$19.03	$15.16	$12.95
Total return	7.24	%^	(15.18)%	8.78%	29.19%	20.40%	8.90%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$906.8		$1,100.8	$1,625.7	$991.5	$422.9	$128.6
Portfolio turnover rate	24	%^	49%	37%	58%	69%	88%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	1.30	%+	1.29%	1.31%	1.33%	1.38%	1.47%
After fees recouped and expenses absorbed	1.30	%+	1.29%	1.31%	1.35%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	0.27	%+	(0.35)%	(0.38)%	(0.60)%	0.20%	(0.97)%
After fees recouped and expenses absorbed	0.27	%+	(0.35)%	(0.38)%	(0.62)%	0.18%	(0.90)%

*	Calculated using the average shares outstanding method
**	Does not round to $0.01
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL SHARES
	Six Months
	Ended
	September 30,		Year Ended March 31,
	2016
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period/year	$17.74		$20.93	$19.42	$15.41	$13.12	$12.70

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	0.05		(0.00)**	0.00 ***	(0.05)	0.05	(0.08)
Net realized and unrealized
gain (loss) on investments	1.27		(3.13)	1.76	4.58	2.60	1.16
Total from investment operations	1.32		(3.13)	1.76	4.53	2.65	1.08

LESS DISTRIBUTIONS:
From investment income	—		—	—	—	(0.03)	—
From net realized gain	—		(0.06)	(0.25)	(0.52)	(0.33)	(0.66)
Total distributions	—		(0.06)	(0.25)	(0.52)	(0.36)	(0.66)
Paid-in capital from redemption fees	0.00	***	0.00 ***	0.00 ***	0.00 ***	0.00 ***	0.00 ***
Net asset value, end of period/year	$19.06		$17.74	$20.93	$19.42	$15.41	$13.12
Total return	7.44	%^	(14.96)%	9.17%	29.62%	20.79%	9.22%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$427.7		$425.2	$446.8	$137.2	$40.0	$19.1
Portfolio turnover rate	24	%^	49%	37%	58%	69%	88%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	0.99	%+	0.97%	0.99%	1.00%	1.04%	1.15%
After fees recouped and expenses absorbed	0.99	%+	0.97%	0.99%	1.02%	1.07%	1.15%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	0.55	%+	(0.02)%	0.01%	(0.27)%	0.41%	(0.64)%
After fees recouped and expenses absorbed	0.55	%+	(0.02)%	0.01%	(0.29)%	0.38%	(0.64)%

*	Calculated using the average shares outstanding method
**	Does not round to $(0.01)
***	Does not round to $0.01
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended				December 26,
	September 30,				2013*
	2016		Year Ended March 31,		through
	(Unaudited)		2016	2015	March 31, 2014
Net asset value, beginning of period/year	$11.01		$12.41	$10.38	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)**	0.00	***	(0.02)	0.09	(0.01)
Net realized and unrealized gain (loss) on investments	0.60		(1.29)	1.95	0.39
Total from investment operations	0.60		(1.31)	2.04	0.38

LESS DISTRIBUTIONS:
From net investment income	—		(0.01)	—	—
From net realized gain	—		(0.08)	(0.01)	—
Total distributions	—		(0.09)	(0.01)	—
Paid-in capital from redemption fees	0.00	***	0.00 ***	0.00 ***	—
Net asset value, end of period/year	$11.61		$11.01	$12.41	$10.38
Total return	5.45	%^	(10.58)%	19.66%	3.80	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$100.8		$96.5	$29.2	$2.3
Portfolio turnover rate	46	%^	79%	123%	35	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.41%		1.41%	1.96%	11.40	%+
After fees waived and expenses absorbed	1.29%		1.29%	1.29%	1.29	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.10	)%+	(0.32)%	0.13%	(10.40	)%+
After fees waived and expenses absorbed	0.02	%+	(0.20)%	0.80%	(0.29	)%+

*	Fund commenced operations on December 26, 2013
**	Calculated using the average shares outstanding method
***	Does not round to $0.01
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended				December 26,
	September 30,				2013*
	2016		Year Ended March 31,		through
	(Unaudited)		2016	2015	March 31, 2014
Net asset value, beginning of period/year	$10.14		$11.49	$10.60	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)**	(0.02)		(0.04)	0.09	(0.02)
Net realized and unrealized gain (loss) on investments	1.21		(1.08)	0.80	0.62
Total from investment operations	1.19		(1.12)	0.89	0.60

LESS DISTRIBUTIONS:
From net investment income	—		(0.04)	—	—
From net realized gain	—		(0.19)	—	—
Total distributions	—		(0.23)	—	—
Paid-in capital from redemption fees	0.00	***	0.00 ***	0.00 ***	—
Net asset value, end of period/year	$11.33		$10.14	$11.49	$10.60
Total return	8.47	%^	(9.80)%	8.49%	6.00	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$17.6		$17.8	$14.4	$5.3
Portfolio turnover rate	55	%^	91%	81%	6	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.89	%+	1.78%	2.24%	5.21	%+
After fees waived and expenses absorbed	1.40	%+	1.40%	1.40%	1.40	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.83	)%+	(0.78)%	0.01%	(4.49	)%+
After fees waived and expenses absorbed	(0.34	)%+	(0.40)%	0.85%	(0.68	)%+

*	Fund commenced operations on December 26, 2013
**	Calculated using the average shares outstanding method
***	Does not round to $0.01
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2016
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period/year	$9.72		$12.59	$15.53	$13.47	$11.82	$13.60

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	0.01		(0.07)	0.71	0.02	(0.02)	(0.06)
Net realized and unrealized
gain (loss) on investments	3.14		(2.52)	(2.03)	3.80	2.23	(1.52)
Total from investment operations	3.15		(2.59)	(1.32)	3.82	2.21	(1.58)

LESS DISTRIBUTIONS:
From net investment income	—		(0.21)	(0.53)	—	(0.00)**	—
From net realized gain	—		(0.07)	(1.09)	(1.76)	(0.56)	(0.20)
Total distributions	—		(0.28)	(1.62)	(1.76)	(0.56)	(0.20)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$12.87		$9.72	$12.59	$15.53	$13.47	$11.82
Total return	32.41	%^	(20.34)%	(8.86)%	28.71%	19.75%	(11.38)%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$13.1		$6.6	$9.1	$12.4	$8.4	$7.7
Portfolio turnover rate	75	%^	116%	65%	131%	126%	69%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.46	%+	2.47%	2.01%	2.06%	2.54%	2.33%
After fees waived and expenses absorbed	1.40	%+	1.40%	1.40%	1.40%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.94	)%+	(1.74)%	4.24%	(0.54)%	(1.29)%	(1.42)%
After fees waived and expenses absorbed	0.12	%+	(0.67)%	4.85%	0.12%	(0.15)%	(0.49)%

*	Calculated using the average shares outstanding method
**	Does not round to $0.01
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2016
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period/year	$14.12		$15.56	$15.08	$13.10	$11.80	$11.28

INCOME FROM INVESTMENT OPERATIONS:
Net investment income*	0.08		0.02	0.06	0.04	0.09	0.08
Net realized and unrealized
gain (loss) on investments	0.10		(0.34)	1.17	3.61	1.56	0.52
Total from investment operations	0.18		(0.32)	1.23	3.65	1.65	0.60

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.01)	(0.03)	(0.02)	(0.12)	(0.08)
From net realized gain	—		(1.11)	(0.72)	(1.65)	(0.23)	—
Total distributions	(0.10)		(1.12)	(0.75)	(1.67)	(0.35)	(0.08)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$14.20		$14.12	$15.56	$15.08	$13.10	$11.80
Total return	1.29	%^	(2.20)%	8.56%	28.57%	14.36%	5.37%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$22.7		$26.9	$14.1	$11.2	$6.6	$6.2
Portfolio turnover rate	24	%^	51%	84%	71%	46%	53%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.37	%+	1.73%	1.65%	2.01%	2.47%	2.51%
After fees waived and expenses absorbed	1.30	%+	1.30%	1.30%	1.30%	1.30%	1.30%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.10	%+	(0.32)%	0.02%	(0.43)%	(0.38)%	(0.50)%
After fees waived and expenses absorbed	1.17	%+	0.11%	0.37%	0.28%	0.79%	0.71%

*	Calculated using the average shares outstanding method
**	Does not round to $0.01
^	Not annualized
+	Annualized

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”) are series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, and Hodges Blue Chip Equity Income Fund are diversified and the Hodges Pure Contrarian Fund is non-diversified. The Hodges Fund commenced operations on October 9, 1992.  The Hodges Fund currently offers two classes of shares: Retail Class and Institutional Class.  The Retail Class commenced operations on October 9, 1992 and the Institutional Class commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007.  The Hodges Small Cap Fund currently offers two classes of shares: Retail Class and Institutional Class.  The Retail Class commenced operations on December 18, 2007 and the Institutional Class commenced operations on December 12, 2008.  The Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund commenced operations on December 26, 2013 and offer a Retail Class of shares only.  The Hodges Pure Contrarian Fund and Hodges Blue Chip Equity Income Fund commenced operations on September 10, 2009 and offer a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and sub-transfer agency expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, and Hodges Pure Contrarian Fund is long-term capital appreciation.  The investment objective of the Hodges Blue Chip Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITS”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price if applicable.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITS, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and the asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following are summaries of the inputs used to value the Funds’ investments as of September 30, 2016. See the Schedules of Investments for industry breakouts.

Hodges Fund:
	Level 1	Level 2		Level 3	Total
Common Stocks	$248,489,465	$—		$—	$248,489,465
Partnerships & Trusts	39,901,123	—		—	39,901,123
Call Options Purchased	—	13,077,725		—	13,077,725
Warrants	—	0	*	—	—
Short-Term Investments	1,474,470	—		—	1,474,470
Total Investments in Securities	$289,865,058	$13,077,725		$—	$302,942,783

Hodges Small Cap Fund:
	Level 1	Level 2		Level 3	Total
Common Stocks	$1,253,972,225	$—		$—	$1,253,972,225
Partnerships & Trusts	76,593,243	—		—	76,593,243
Short-Term Investments	7,411,674	—		—	7,411,674
Total Investments in Securities	$1,337,977,142	$—		$—	$1,337,977,142

Hodges Small Intrinsic Value Fund:
	Level 1	Level 2		Level 3	Total
Common Stocks	$88,336,003	$—		$—	$88,336,003
Partnerships & Trusts	4,534,000	—		—	4,534,000
Short-Term Investments	8,721,081	—		—	8,721,081
Total Investments in Securities	$101,591,084	$—		$—	$101,591,084

Hodges Small-Mid Cap Fund:
	Level 1	Level 2		Level 3	Total
Common Stocks	$16,971,680	$—		$—	$16,971,680
Partnerships & Trusts	356,700	—		—	356,700
Short-Term Investments	233,261	—		—	233,261
Total Investments in Securities	$17,561,641	$—		$—	$17,561,641

*Does not round to $1.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited) (Continued)

Hodges Pure Contrarian Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$10,391,864	$—	$—	$10,391,864
Partnerships & Trusts	656,580	—	—	656,580
Call Options Purchased	—	45,255	—	45,255
Short-Term Investments	3,124,000	—	—	3,124,000
Total Investments in Securities	$14,172,444	$45,255	$—	$14,217,699

Hodges Blue Chip Equity Income Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$22,118,454	$—	$—	$22,118,454
Partnerships & Trusts	237,800	—	—	237,800
Short-Term Investments	237,166	—	—	237,166
Total Investments in Securities	$22,593,420	$—	$—	$22,593,420

The Funds record transfers at the end of each reporting period. The Funds did not have transfers into or out of Levels 1, 2, or 3 for the six months ended September 30, 2016.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, and to effect closing transactions.  Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Balance Sheet
Fair values of derivative instruments as of September 30, 2016:

Hodges Fund
	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2016		September 30, 2016
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:	Investments in unaffiliated
Call Options Purchased	securities, at value	$13,077,725	None	$—
Total		$13,077,725		$—

Hodges Pure Contrarian Cap Fund
	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2016		September 30, 2016
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:	Investments in unaffiliated
Call Options Purchased	securities, at value	$45,255	None	$—
Total		$45,255		$—

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited) (Continued)

Statement of Operations
The effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2016:

Hodges Fund
	Location of Gain	Realized Gain	Change in Unrealized
	(Loss) on Derivatives	(Loss) on Derivatives	Appreciation/Depreciation
Derivative Instruments	Recognized in Income	Recognized in Income	on Derivatives in Income
Equity Contracts:	Realized and Unrealized
Call Options Purchased	Gain (Loss) on Investments	$2,208,152	$(2,333,266)

Hodges Pure Contrarian Fund
	Location of Gain	Realized Gain	Change in Unrealized
	(Loss) on Derivatives	(Loss) on Derivatives	Appreciation/Depreciation
Derivative Instruments	Recognized in Income	Recognized in Income	on Derivatives in Income
Equity Contracts:	Realized and Unrealized
Call Options Purchased	Gain (Loss) on Investments	$ —	$ (5,754)

The average absolute value of options held during the six months ended September 30, 2016 was $15,797,031 and $48,485 in the Hodges Fund and Hodges Pure Contrarian Fund, respectively.
B.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.
As of March 31, 2016, the Funds deferred, on a tax basis, post-October losses of:

Hodges Fund	$2,641,241
Hodges Small Cap Fund	22,180,419
Hodges Small Intrinsic Value Fund	6,647,752
Hodges Small-Mid Cap Fund	528,956
Hodges Pure Contrarian Fund	—
Hodges Blue Chip Equity Income Fund	—

As of March 31, 2016, the Funds deferred late year losses of:

Hodges Fund	$249,319
Hodges Small Cap Fund	127,108
Hodges Small Intrinsic Value Fund	19,671
Hodges Small-Mid Cap Fund	2,795
Hodges Pure Contrarian Fund	8,739
Hodges Blue Chip Equity Income Fund	—

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited) (Continued)

For the fiscal year ended March 31, 2016, the Funds had the following capital loss carryovers available for federal income tax purposes:

	Expiring March 31,
	2018	2019	Unlimited	Unlimited
	(Short-Term)	(Short-Term)	(Short-Term)	(Long-Term)	Total
Hodges Fund	$23,598,050	$4,036,303	$—	$—	$27,634,353
Hodges Small Cap Fund	—	—	10,709,421	—	10,709,421
Hodges Small Intrinsic Value Fund	—	—	298,074	—	298,074
Hodges Small-Mid Cap Fund	—	—	—	—	—
Hodges Pure Contrarian Fund	—	—	32,429	197,650	230,079
Hodges Blue Chip Equity Income Fund	—	—	635,397	—	635,397

As of September 30, 2016, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three fiscal years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of September 30, 2016, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, and Hodges Pure Contrarian Fund are normally declared and paid on an annual basis. Distributions to shareholders from net investment income for the Hodges Blue Chip Equity Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Funds may purchase call and put options on securities and indices.  As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, each Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Funds may enter into closing sale transactions with respect to such options, exercise such options, or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  Each Fund may write (sell) covered put and call options on securities, security indices, and currencies in which it may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited) (Continued)

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund charge a redemption fee equal to 1% of the net amount of redemptions if redeemed within 30 calendar days after purchase.  The Institutional Classes of the Hodges Fund and Hodges Small Cap Fund charge a redemption fee equal to 1% of the net amount of redemptions if redeemed within 60 calendar days after purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.

I.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under respective Investment Advisory Agreements (the “Agreements”).  Under the Agreements, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, and Hodges Pure Contrarian Fund, and 0.65% for the Hodges Blue Chip Equity Income Fund, based upon the average daily net assets of each Fund.  For the six months ended September 30, 2016, the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund incurred $1,028,795, $6,111,307, $411,756, $74,300, $32,545, and $84,567 respectively, in advisory fees.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to limit Fund expenses as follows by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Small Intrinsic Value Fund	1.29%
Hodges Small-Mid Cap Fund	1.40%
Hodges Pure Contrarian Fund	1.40%
Hodges Blue Chip Equity Income Fund	1.30%

Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  For the six months ended September 30, 2016, the Advisor waived fees and reimbursed expenses in the amount of $59,201, $42,593, $40,683, and $9,360 for the Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund, respectively.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited) (Continued)

At September 30, 2016, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund that may be recouped was $301,646, $236,362, $255,947, and $176,226, respectively.  The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2017	March 31, 2018	March 31, 2019	March 31, 2020
Hodges Small Intrinsic Value Fund	$44,650	$103,178	$94,617	$59,201
Hodges Small-Mid Cap Fund	$41,616	$84,215	$67,938	$42,593
Hodges Pure Contrarian Fund	$70,205	$67,656	$77,403	$40,683
Hodges Blue Chip Equity Income Fund	$62,953	$49,011	$54,902	$9,360

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent.  In those capacities USBFS maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Funds to USBFS for these services for the six months ended September 30, 2016, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of USBFS.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund’s Retail Shares may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund.  The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders.  Fees paid by the Funds to the Distributor for services for the six months ended September 30, 2016, are disclosed in the Statements of Operations.  For the six months ended September 30, 2016, First Dallas Securities, an affiliate of the Advisor, received $75,110, $285,155, $23,191, $4,981, $2,377, and $9,790 in distribution fees from the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund, respectively.

Each Fund has entered into Sub-Transfer Agent Arrangements (the “Arrangements”), for Sub-Transfer Agent fees paid to third-party intermediaries, with respect to each Fund’s Retail and Institutional Shares.  All Arrangements must be approved by the Board of Trustees.  For the six months ended September 30, 2016, Sub-Transfer Agent fees incurred by the Funds, as well as fees paid to USBFS as the Transfer Agent for the Funds, were as follows:

	Sub-Transfer	Sub-Transfer	Transfer	Transfer
	Agent Fees –	Agent Fees –	Agent Fees –	Agent Fees –
	Retail Shares	Institutional Shares	Retail Shares	Institutional Shares
Hodges Fund	$65,482	$76	$43,489	$1,417
Hodges Small Cap Fund	$475,140	$75,309	$92,837	$39,139
Hodges Small Intrinsic Value Fund	$58,620	—	$11,754	—
Hodges Small-Mid Cap Fund	$9,487	—	$9,796	—
Hodges Pure Contrarian Fund	$565	—	$9,313	—
Hodges Blue Chip Equity Income Fund	$4,070	—	$6,634	—

For the six months ended September 30, 2016, First Dallas Securities received $344,057, $759,452, $99,320, $15,502, $22,229, and $6,480 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund for portfolio transactions, respectively.

The Funds may purchase securities from, or sell securities to, an affiliated Fund under specific conditions outlined in procedures adopted by the Board of Trustees.  The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another Fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees, and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is effected at the current market price.  Pursuant to these procedures, for the six months ended September 30, 2016, the Hodges Fund and Hodges Small Cap Fund

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited) (Continued)

engaged in the following securities purchases and sales.  The Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund did not engage in any securities purchases or sales pursuant to these procedures for the six months ended September 30, 2016.

	Purchases	Sales
Hodges Fund	$590,150	$—
Hodges Small Cap Fund	$—	$590,150

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the Funds, excluding short-term investments, for the six months ended September 30, 2016, were as follows:

	Purchases	Sales
Hodges Fund	$178,177,395	$139,350,610
Hodges Small Cap Fund	343,345,323	631,143,954
Hodges Small Intrinsic Value Fund	41,444,730	44,983,565
Hodges Small-Mid Cap Fund	9,321,529	10,740,104
Hodges Pure Contrarian Fund	7,981,663	5,544,860
Hodges Blue Chip Equity Income Fund	6,104,752	10,474,312

There were no purchases or sales of U.S. Government obligations for the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, or Hodges Blue Chip Equity Income Fund for the six months ended September 30, 2016.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2016 (estimated), and the year ended March 31, 2016, for each Fund was as follows:

Hodges Fund
	September 30, 2016	March 31, 2016
Distributions paid from:
Long-term capital gain*	$—	$—
Ordinary income	$—	$2,396,988
Total	$—	$2,396,988

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Small Cap Fund
	September 30, 2016	March 31, 2016
Distributions paid from:
Long-term capital gain*	$—	$6,205,360
Ordinary income	$—	$—
Total	$—	$6,205,360

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Small Intrinsic Value Fund
	September 30, 2016	March 31, 2016
Distributions paid from:
Long-term capital gain*	$—	$171,209
Ordinary income	$—	$616,663
Total	$—	$787,872

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited) (Continued)

Hodges Small-Mid Cap Fund
	September 30, 2016	March 31, 2016
Distributions paid from:
Long-term capital gain*	$—	$336,399
Ordinary income	$—	$78,682
Total	$—	$415,081

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Pure Contrarian Fund
	September 30, 2016	March 31, 2016
Distributions paid from:
Long-term capital gain*	$—	$—
Ordinary income	$—	$189,000
Total	$—	$189,000

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Blue Chip Equity Income Fund
	September 30, 2016	March 31, 2016
Distributions paid from:
Long-term capital gain*	$—	$933,572
Ordinary income	$174,570	$12,217
Total	$174,570	$945,789

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

As of March 31, 2016, the components of distributable earnings on a tax basis were as follows(a):

		Hodges Small
	Hodges Fund	Cap Fund
Cost of investments	$212,433,141	$1,456,626,715
Gross tax unrealized appreciation	45,223,123	238,893,206
Gross tax unrealized depreciation	(41,116,682)	(172,995,249)
Net tax unrealized appreciation	4,106,441	65,897,957
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated loss	(30,524,913)	(33,016,948)
Total accumulated gain/(loss)	$(26,418,472)	$32,881,009

	Hodges Small Intrinsic	Hodges Small-Mid
	Value Fund	Cap Fund
Cost of investments	$99,343,762	$17,510,940
Gross tax unrealized appreciation	7,971,095	1,710,530
Gross tax unrealized depreciation	(9,842,699)	(2,433,211)
Net tax unrealized appreciation	(1,871,604)	(722,681)
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated loss	(6,965,497)	(531,751)
Total accumulated gain/(loss)	$(8,837,101)	$(1,254,432)

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited) (Continued)

	Hodges Pure	Hodges Blue Chip
	Contrarian Fund	Equity Income Fund
Cost of investments	$7,959,656	$22,833,742
Gross tax unrealized appreciation	571,723	5,329,857
Gross tax unrealized depreciation	(2,015,850)	(1,224,785)
Net tax unrealized appreciation	(1,444,127)	4,105,072
Undistributed ordinary income	—	1,216
Undistributed long-term capital gain	—	59,689
Total distributable earnings	—	60,905
Other accumulated loss	(238,818)	(620,313)
Total accumulated gain/(loss)	$(1,682,945)	$3,545,664

(a) The difference between book basis and tax basis unrealized appreciation was primarily attributable to the treatment of wash sales.

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Funds and the Advisor.  For the six months ended September 30, 2016, the Funds had the following transactions with affiliated companies:

Hodges Fund

As of September 30, 2016, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $29,457,954, representing 9.7% of net assets.
	Share			Share
	Balance			Balance			Value
	March 31,			Sept. 30,	Realized	Dividend	Sept. 30,	Acquisition
	2016	Purchases	Sales	2016	Gain (Loss)	Income	2016	Cost
Comstock Resources, Inc.#	3,521,600	14,900	2,817,280	719,220	$—	$—	$5,494,841	$13,083,000
The Dixie Group, Inc.	1,639,021	—	—	1,639,021	$—	$—	$8,195,105	$12,472,134
Luby’s, Inc.	1,661,301	—	133,327	1,527,974	$(725,800)	$—	$6,555,008	$10,197,546
U.S. Concrete, Inc.*	—	200,000	—	200,000	$—	$—	$9,213,000	$10,777,484
Total							$29,457,954	$46,530,164
A.H. Belo Corp. – Class A^	630,220	—	345,220	285,000	$733,656	$78,544	$2,094,750	$2,348,082
Texas Pacific Land Trust^	141,069	—	41,069	100,000	$5,566,786	$—	$23,510,000	$2,521,379
Total					$5,574,642	$78,544

#	Included in sales is a 1 for 5 stock split, with an ex-date of August 1, 2016.
*	This security was not considered an affiliate at March 31, 2016, but is considered an affiliate at September 30, 2016.
^	This security was considered an affiliate during the period, but is no longer an affiliate at September 30, 2016.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited) (Continued)

Hodges Small Cap Fund

As of September 30, 2016, the market value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $38,428,730, representing 2.9% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			Sept. 30,	Realized	Dividend	Sept. 30,	Acquisition
	2016	Purchases	Sales	2016	Gain (Loss)	Income	2016	Cost
Comstock Resources, Inc.#	1,610,000	—	1,288,000	322,000	$—	$—	$2,460,080	$8,897,116
Luby’s, Inc.	1,190,000	—	—	1,190,000	$—	$—	$5,105,100	$5,584,100
U.S. Concrete, Inc.*	620,000	145,000	95,000	670,000	$3,831,443	$—	$30,863,550	$20,717,867
Total							$38,428,730	$35,199,083
Shoe Carnival, Inc.^	1,125,000	—	325,000	800,000	$1,242,130	$133,000	$21,328,000	$15,883,229
Texas Pacific Land Trust^	235,300	2,135	76,435	161,000	$6,416,138	$—	$37,851,100	$10,614,222
Total					$11,489,711	$133,000

#	Included in sales is a 1 for 5 stock split, with an ex-date of August 1, 2016.
*	This security was not considered an affiliate at March 31, 2016, but is considered an affiliate at September 30, 2016.
^	This security was considered an affiliate during the period, but is no longer an affiliate at September 30, 2016.

Hodges Small Intrinsic Value Fund

As of September 30, 2016, the market value of all securities of affiliated companies held in the Hodges Small Intrinsic Value Fund amounted to $2,763,900, representing 2.7% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			Sept. 30,	Realized	Dividend	Sept. 30,	Acquisition
	2016	Purchases	Sales	2016	Gain (Loss)	Income	2016	Cost
U.S. Concrete, Inc.*	43,000	27,000	10,000	60,000	$293,137	$—	$2,763,900	$2,827,963
Total	—						$2,763,900	$2,827,963
Shoe Carnival, Inc.^	100,000	10,000	65,000	45,000	$40,400	$8,750	$1,199,700	$989,981
Texas Pacific Land Trust^	6,000	—	6,000	—	$253,172	$—	$—	$—
Total					$586,709	$8,750

*	This security was not considered an affiliate at March 31, 2016, but is considered an affiliate at September 30, 2016.
^	This security was considered an affiliate during the period, but is no longer an affiliate at September 30, 2016.

Hodges Small-Mid Cap Fund

As of September 30, 2016, the Hodges Small-Mid Cap Fund did not hold any securities of affiliated companies.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2016 (Unaudited) (Continued)

Hodges Pure Contrarian Fund

As of September 30, 2016, the market value of all securities of affiliated companies held in the Hodges Pure Contrarian Fund amounted to $1,468,844, representing 11.2% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			Sept. 30,	Realized	Dividend	Sept. 30,	Acquisition
	2016	Purchases	Sales	2016	Gain (Loss)	Income	2016	Cost
Comstock Resources, Inc.#	280,000	170,000	366,900	83,100	$(301,386)	$—	$634,884	$378,212
The Dixie Group, Inc.	50,000	75,000	13,978	111,022	$(133,942)	$—	$555,110	$604,939
Luby’s, Inc.	100,000	—	35,000	65,000	$(9,300)	$—	$278,850	$392,504
Total							$1,468,844	$1,375,655
A.H. Belo Corp. –
Class A^	50,100	20,000	15,100	55,000	$(8,419)	$9,616	$404,250	$390,583
Total					$(453,047)	$9,616

#	Included in sales is a 1 for 5 stock split, with an ex-date of August 1, 2016.
^	This security was considered an affiliate during the period, but is no longer an affiliate at September 30, 2016.

Hodges Blue Chip Equity Income Fund

As of September 30, 2016, the Hodges Blue Chip Equity Fund did not hold any securities of affiliated companies.

	Share			Share
	Balance			Balance			Value
	March 31,			Sept. 30,	Realized	Dividend	Sept. 30,	Acquisition
	2016	Purchases	Sales	2016	Gain (Loss)	Income	2016	Cost
Texas Pacific Land Trust^	3,500	—	3,500	—	$368,783	$—	$—	$—
Total					$368,783	$—

^	This security was considered an affiliate during the period, but is no longer an affiliate at September 30, 2016.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum lines of credit as of September 30, 2016, for the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund are $14,000,000, $40,000,000, $4,000,000, $2,500,000, $700,000, and $2,000,000, respectively.  For the six months ended September 30, 2016, the average interest rate on the outstanding principal amount was 3.50%.  During the six months ended September 30, 2016, the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value, Hodges Small-Mid Cap, Hodges Pure Contrarian, and Hodges Blue Chip Equity Income Fund had outstanding average daily loan balances of $135,322, $1,301,464, $8,962, $10,301, $8,087, and $56,858, respectively. For the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund, the largest amounts outstanding on an individual day during the six months ended September 30, 2016, were $2,802,000, $11,395,000, $918,000, $277,000, $398,000, and $2,000,000, respectively. Interest expenses for the six months ended September 30, 2016, are disclosed in the Statements of Operations. At September 30, 2016, none of the Funds had loan payable balances.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

HODGES FUND
HODGES SMALL CAP FUND
HODGES BLUE CHIP EQUITY INCOME FUND
HODGES PURE CONTRARIAN FUND
HODGES SMALL INTRINSIC VALUE FUND
HODGES SMALL-MID CAP FUND

At a meeting held on August 8, 2016, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Hodges Capital Management, Inc. (the “Advisor”) for the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip Equity Income Fund, the Hodges Pure Contrarian Fund, the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund (each a “Fund” and together, the “Funds”).  At this meeting and at a prior meeting held on May 23, 2016, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer-term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  The Board also noted that the Advisor does not replicate any of the Funds’ investment strategies in separately managed accounts, with the exception of the Hodges Small Cap Fund.

For the Hodges Fund, the Board noted that the Fund outperformed its peer group median for the year-to-date, one-year, three-year and five-year periods, and underperformed its peer group median for the ten-year time period ended March 31, 2016.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed its benchmark for the one-year, three-year, five-year and ten-year periods ended March 31, 2016.

For the Hodges Small Cap Fund, the Board noted that the Fund underperformed its peer group median for the year-to-date, one-year and three-year periods, and outperformed for the five-year period ended March 31, 2016.  The Board considered that the Fund underperformed the Advisor’s other similarly managed separate accounts for the one-year and three-year periods ended March 31, 2016.  The Board also considered the Fund’s underperformance against its broad-based securities market benchmark for the one-year and three-year periods and its outperformance for the five-year period ended March 31, 2016.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

For the Hodges Blue Chip Equity Income Fund, the Board noted that the Fund outperformed its peer group median for the year-to-date, one-year, three-year and five-year periods ended March 31, 2016.  The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year, three-year and five-year periods ended March 31, 2016.

For the Hodges Pure Contrarian Fund, the Board noted that the Fund outperformed its peer group median for the year-to-date period, and underperformed its peer group median for the one-year, three-year and five-year periods ended March 31, 2016.  The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year, three-year and five-year periods ended March 31, 2016.

For the Hodges Small Intrinsic Value Fund, the Board noted that the Fund underperformed its peer group median for the year-to-date and one-year period ended March 31, 2016.  The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year period ended March 31, 2016.  In considering the performance of the Hodges Small Intrinsic Value Fund, the Board considered that the Fund has less than three years of operations.

For the Hodges Small-Mid Cap Fund, the Board noted that the Fund underperformed its peer group median for the year-to-date and one-year periods ended March 31, 2016.  The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year period ended March 31, 2016.  In considering the performance of the Hodges Small-Mid Cap Fund, the Board considered that the Fund has less than three years of operations.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds, as well as all expense waivers and reimbursements.  The Trustees noted that the Advisor does not replicate any of the Funds’ investment strategies in separately managed accounts, with the exception of the Hodges Small Cap Fund.

For the Hodges Fund, the Trustees noted that the Fund’s advisory fee and the net expense ratio (less Rule 12b-1 fees) were higher than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Small Cap Fund, the Trustees noted that the Fund’s advisory fee was higher than its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was equal to its peer group median and higher than its peer group average. The Trustees noted that the fees charged to the Hodges Small Cap Fund as compared to the fees charged by the Advisor to its other similarly managed account clients were lower.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Blue Chip Equity Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Pure Contrarian Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee was equal to its peer group median and lower than its peer group average and the net expense ratio (less Rule 12b-1 fees) was lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Small Intrinsic Value Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.29% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and the net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Small-Mid Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

advisory fee was equal to its peer group median and lower than its peer group average and the net expense ratio (less Rule 12b-1 fees) was equal to its peer group median and below the average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund, other than the Hodges Fund and Hodges Small Cap Fund, does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  In particular, the Trustees discussed and considered the fall-out benefits that the Advisor may receive from the Funds as a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive Rule 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  The Trustees also considered benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result, was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesfunds.com.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us verbally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

SEMI-ANNUAL REPORT • SEPTEMBER 30, 2016

Fund	Retail Class	Institutional Class
Hodges Fund
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232
Hodges Small Cap Fund
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224
Hodges Small Intrinsic Value Fund
Ticker Symbol	HDSVX	N/A
CUSIP	74316J318	N/A
Hodges Small-Mid Cap Fund
Ticker Symbol	HDSMX	N/A
CUSIP	74316J326	N/A
Hodges Pure Contrarian Fund
Ticker Symbol	HDPCX	N/A
CUSIP	742935158	N/A
Hodges Blue Chip Equity Income Fund
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A

HODGES MUTUAL FUNDS
www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue, Dallas, Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN
U.S. BANK N.A.
1555 N. RiverCenter Drive, Suite 302, Milwaukee,Wisconsin 53212

TRANSFER AGENT
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701, Milwaukee,Wisconsin 53201-0701 | (866) 811-0224

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street, Milwaukee,Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700, New York, New York 10103

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date     November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date     November 29, 2016

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date     November 29, 2016

* Print the name and title of each signing officer under his or her signature.